VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 97.4%
Alabama: 1.6%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.25%, 06/01/25	$315		$315,700
5.75%, 06/01/26 (c)	2,000		1,955,093
5.75%, 06/01/26 (c)	1,400		1,398,615
6.00%, 06/01/26 (c)	5,900		5,899,674
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/29 (c) (p)	3,960		4,048,771
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	1,180		1,360,801
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	5,000		5,349,695
Jefferson County, Sewer Revenue, Series D (RB)
6.00%, 10/01/23 (c)	10,000		10,897,874
6.50%, 10/01/23 (c)	9,000		9,855,212
Jefferson County, Sewer Revenue, Series E (RB)
0.00%, 10/01/23 (c) ^	100		47,051
0.00%, 10/01/23 (c) ^	60		23,948
Southeast Energy Authority, A Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/31 (c) (p)	2,000		2,022,452
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	10,254		9,597,877
			52,772,763
Alaska: 0.1%
Northern Tobacco Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	4,030		4,160,516
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/31 (c) ^	3,000		400,046
			4,560,562
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/31 (c)	2,750		3,003,154
6.50%, 09/01/28	250		283,397
6.62%, 09/01/25 (c)	1,000		1,089,957
			4,376,508
	Par (000’s	)	Value
Arizona: 2.4%
Arizona Board of Regents University, Stimulus Plan for Economic and Educational Development, Series A (RB) (SAW) 4.00%, 08/01/30 (c)	$2,000		$2,039,023
Arizona Industrial Development Authority Education Facility, Leman Academy of Excellence Projects, Series A (RB) 4.50%, 07/01/29 (c)	1,000		945,279
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	200		205,324
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/27 (c)	2,940		3,116,893
6.00%, 07/01/27 (c)	1,320		1,414,768
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/26 (c)	250		255,181
5.25%, 07/01/26 (c)	500		507,920
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/27 (c)	270		271,155
5.00%, 07/01/27 (c)	515		516,089
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	500		502,139
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
3.55%, 07/15/27 (c)	1,155		1,103,406
5.00%, 07/15/27 (c)	300		301,429
5.00%, 07/15/27 (c)	400		405,767
Arizona Industrial Development Authority, Education Facility, Series A (RB)
5.25%, 07/01/23 (c)	1,050		1,073,646
5.50%, 07/01/23 (c)	2,100		2,145,148
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/26 (c)	1,000		1,045,135
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM)
6.62%, 07/01/27	1,000		1,043,440
7.75%, 07/01/27 (c)	2,000		2,163,234

1

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	$2,000		$2,097,119
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500		491,389
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	1,370		1,241,846
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	500		499,788
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/29 (c)	1,400		1,179,896
City of Phoenix Civic Improvement Corp., Series B (RB) (AGM) 4.00%, 07/01/29 (c)	1,040		1,045,481
City of Phoenix Civic Improvement Corp., Series B (RB) (AMBAC) 4.00%, 07/01/29 (c)	1,365		1,345,632
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM-TCRS ST AID WITHHLDG) 5.00%, 07/01/29 (c)	6,990		7,584,696
Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
4.00%, 11/15/24 (c)	250		246,823
5.00%, 11/15/24 (c)	1,000		970,761
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/26 (c)	1,340		1,340,044
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	315		315,461
5.00%, 07/01/25 (c)	900		911,145
5.00%, 07/01/25 (c)	500		502,938
5.00%, 07/01/25 (c)	1,000		1,005,607
	Par (000’s	)	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	$750		$767,298
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	675		681,525
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	750		766,801
Maricopa County Arizona Industrial Development Authority, Commercial Metals Company Project (RB) 4.00%, 01/01/26 (c)	3,830		3,564,736
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,000		1,090,077
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/29 (c)	1,400		1,491,788
5.00%, 07/01/29 (c)	1,300		1,390,847
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/29 (c)	500		505,804
5.00%, 07/01/29 (c)	1,990		2,024,799
5.00%, 07/01/29 (c)	500		515,593
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,750		1,756,089
Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	255		249,604
Pima County Industrial Development Authority, American Leadership Academy Project (RB)
5.00%, 06/15/25 (c)	1,000		1,002,589
5.62%, 06/15/25 (c)	1,250		1,283,323
Pima County Industrial Development Authority, American Leadership Academy Project (RB) (SD CRED PROG) 5.00%, 06/15/25 (c)	500		502,357

2

	Par (000’s	)	Value
Arizona (continued)
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/26 (c)	$250		$253,238
5.38%, 07/01/26 (c)	250		251,665
5.50%, 07/01/26 (c)	250		252,647
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	9,605		10,651,890
5.25%, 12/01/23	290		300,147
5.25%, 12/01/24	305		322,328
5.25%, 12/01/25	265		285,172
5.25%, 12/01/27	215		237,547
5.25%, 12/01/28	245		272,358
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/26 (c)	355		343,918
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) (AGM) 5.00%, 12/01/26 (c)	250		244,061
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.00%, 10/01/27 (c)	1,200		1,199,882
6.12%, 10/01/27 (c)	600		590,613
6.12%, 10/01/27 (c)	5,300		5,255,802
			77,888,100
Arkansas: 0.5%
Arkansas Development Finance Authority Healthcare Facilities, Carti Surgery Center Project, Series B (RB) 3.50%, 07/01/28 (c)	1,085		851,043
Arkansas Development Finance Authority, Academics Plus Charter Schools Project (RB) 4.00%, 12/01/27 (c)	815		666,961
Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	13,570		13,257,643
Arkansas Development Finance Authority, Charter School Project, Series A (RB) 3.62%, 12/01/28 (c)	1,000		723,111
			15,498,758
California: 12.5%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/26 (c)	2,055		2,183,568
5.00%, 10/01/26 (c)	1,650		1,755,399
5.00%, 10/01/26 (c)	3,000		3,197,172
5.00%, 10/01/26 (c)	5,000		5,304,165
	Par (000’s	)	Value
California (continued)
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/23 (c)	$615		$600,198
4.00%, 09/01/23 (c)	160		160,281
4.00%, 09/01/23 (c)	420		399,332
Antelope Valley Healthcare District, Series A (RB)
5.00%, 03/01/26 (c)	3,300		3,367,999
5.25%, 03/01/26 (c)	1,480		1,555,424
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	695		692,836
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,100		2,978,190
California Community Housing Agency, Essential Housing, Creekwood, Series A (RB) 4.00%, 08/01/31 (c)	11,735		9,771,852
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 08/01/31 (c)	6,000		5,611,378
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) 4.00%, 08/01/31 (c)	2,000		1,597,368
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) (AGM) 4.00%, 08/01/32 (c)	3,000		2,056,042
California Community Housing Agency, Essential Housing, Mira Vista Hills Apartments, Series A (RB) 4.00%, 08/01/31 (c)	4,000		3,358,664
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	3,000		2,904,979
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 08/01/32 (c)	2,000		1,663,726
California Community Housing Agency, Series A-1 (RB) 4.00%, 08/01/31 (c)	4,500		4,171,256
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	6,000		5,030,237

3

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 08/29/22 (c)	$15		$15,210
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 08/15/22 (c)	15		15,033
California County Tobacco Securitization Agency, Series A (RB)
4.00%, 06/01/30 (c)	1,170		1,109,027
5.00%, 08/15/22 (c)	4,115		4,084,053
California Enterprise Development Authority Charter School, Rocketship Public Schools Group No. 2, Series A (RB) 4.00%, 06/01/31 (c)	1,000		895,979
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/27 (c)	250		238,884
4.20%, 08/15/27 (c)	500		500,884
4.25%, 11/15/22 (c)	80		80,150
5.00%, 08/15/27 (c)	460		484,455
5.00%, 08/15/27 (c)	990		1,032,884
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
4.00%, 04/01/30 (c)	1,715		1,739,691
4.00%, 04/01/30 (c)	3,110		3,050,303
5.00%, 04/01/30 (c)	2,000		2,257,319
California Housing Finance Agency, Series A (RB)
3.50%, 11/20/35	981		949,484
4.00%, 03/20/33	959		974,857
California Infrastructure & Economic Development Bank, California State Teachers Retirement System (RB) 5.00%, 08/01/29 (c)	1,085		1,253,526
California Infrastructure & Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	5,000		4,811,429
5.00%, 07/01/30 (c)	1,000		964,227
California Municipal Finance Authority, Azusa Pacific University Project, Series B (RB) (NATL) 5.00%, 04/01/25 (c)	1,000		1,030,107
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/25 (c)	$500		$525,861
6.12%, 11/01/23 (c)	1,000		1,034,429
California Municipal Finance Authority, Charter School Santa Rosa Academy Project, (RB) 5.00%, 07/01/32 (c)	1,000		988,020
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 11/15/28 (c)	500		525,816
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	150		144,467
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM)
3.00%, 05/15/31 (c)	5,150		4,208,962
4.00%, 05/15/31 (c)	5,000		4,961,105
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/31 (c)	1,500		1,499,109
California Municipal Finance Authority, Community Health Centers, Series A (RB) 5.00%, 12/01/30 (c)	1,000		1,042,761
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/27 (c)	200		215,574
5.00%, 07/01/27 (c)	250		268,523
California Municipal Finance Authority, Holy Names University (RB) 7.00%, 10/01/29 (c)	2,500		2,595,542
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/27 (c)	500		501,093
5.00%, 10/01/27 (c)	500		483,385
5.00%, 10/01/27 (c)	500		475,397
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/25 (c)	2,390		2,376,271

4

	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 (c)	$500		$542,294
5.00%, 06/30/28 (c)	600		652,218
5.00%, 06/30/28	65		71,148
5.00%, 06/30/28 (c)	2,490		2,597,447
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 06/30/28 (c)	1,950		1,893,100
4.00%, 06/30/28 (c)	2,000		1,979,838
5.00%, 06/30/28 (c)	3,405		3,534,635
5.00%, 06/30/28 (c)	700		741,949
5.00%, 06/30/28 (c)	1,000		1,054,896
5.00%, 06/30/28 (c)	2,040		2,158,422
5.00%, 06/30/28 (c)	1,035		1,112,564
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	230		237,628
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/26 (c)	500		504,752
5.00%, 07/01/28 (c)	130		132,370
5.00%, 07/01/28 (c)	1,000		1,005,547
California Municipal Finance Authority, UCR Dundee- Glasgow Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	250		240,778
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	10,500		10,518,799
California Pollution Control Financing Authority, Poseidon Resources LP Desalination Project (RB) (ACA) 5.00%, 01/01/23 (c)	2,000		2,008,742
California Pollution Control Financing Authority, San Diego County Water Authority Desalination Project Pipeline (RB)
5.00%, 01/01/29 (c)	1,630		1,719,469
5.00%, 01/01/29 (c)	1,370		1,431,016
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000		600,000
7.50%, 12/01/29 (c) (d) *	7,000		350,000
7.50%, 08/29/22 (c) (d) *	10,500		6,300,000
8.00%, 07/01/27 (c) (d) *	6,635		3,981,000
	Par (000’s	)	Value
California (continued)
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	$1,000		$850,000
California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	2,350		1,660,902
California Public Finance Authority, Enso Village Project, Series A (RB)
5.00%, 11/15/29 (c)	500		485,595
5.00%, 11/15/29 (c)	1,000		992,972
5.00%, 11/15/29 (c)	1,450		1,425,796
5.00%, 11/15/29 (c)	1,500		1,527,788
5.00%, 06/01/27 (c)	400		403,215
California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
5.00%, 07/01/27 (c)	485		397,661
5.00%, 07/01/27 (c)	1,000		759,007
5.00%, 07/01/27	110		94,508
5.00%, 07/01/27 (c)	300		237,441
California School Finance Authority, Charter School Ivy Academia, Series A (RB) 4.00%, 06/01/28 (c)	1,150		999,224
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/30 (c)	1,000		989,237
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB)
4.00%, 11/01/31 (c)	2,700		2,186,177
4.00%, 11/01/31 (c)	1,000		825,794
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000		980,410
6.38%, 07/01/25 (c)	2,000		2,250,055
California School Finance Authority, Rocketship Education, Series A (RB)
5.12%, 06/01/26 (c)	250		255,426
5.25%, 06/01/26 (c)	250		256,072
California School Finance Authority, School Facility, Kipp Social Project, Series A (RB) 5.00%, 07/01/29 (c)	1,000		1,066,940

5

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 3.50%, 03/01/28 (c)	$1,405		$1,327,420
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	2,500		2,501,468
5.00%, 11/01/27 (c)	1,000		1,053,138
6.38%, 11/01/23 (c)	1,000		1,034,348
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	250		238,899
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 08/29/22 (c)	68		64,280
5.75%, 08/29/22 (c)	13		12,299
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 08/29/22 (c)	2		1,804
California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	920		972,970
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/26 (c)	385		404,037
5.00%, 05/15/26 (c)	545		567,244
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) (BAM)
3.00%, 05/15/31 (c)	1,000		831,415
3.00%, 05/15/31 (c)	1,000		760,144
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
5.00%, 06/01/29 (c)	435		452,310
5.00%, 06/01/29 (c)	1,940		1,988,352
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/23 (c)	$75		$76,919
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 06/01/26 (c)	350		370,515
5.00%, 06/01/26 (c)	1,100		1,159,038
5.00%, 06/01/26 (c)	2,445		2,468,221
5.00%, 06/01/26 (c)	1,595		1,627,046
5.25%, 12/01/24 (c)	690		705,137
5.25%, 12/01/24 (c)	1,740		1,791,640
5.25%, 06/01/26 (c)	13,380		13,527,737
5.25%, 06/01/28 (c)	1,000		1,011,118
5.50%, 12/01/24 (c)	9,705		9,921,525
5.50%, 06/01/28 (c)	6,500		6,669,372
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
5.00%, 06/01/26 (c)	3,230		3,243,072
5.75%, 01/15/23 (c)	125		125,541
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB) 3.50%, 05/15/26 (c)	615		571,486
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,170		3,280,114
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 08/29/22 (c)	3,175		3,227,903
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 08/29/22 (c)	900		914,994
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/28 (c)	500		463,094
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	250		259,733
City of Irvine, Community Facilities District No. 2013-3 (ST) 4.00%, 09/01/23 (c)	1,000		1,002,433

6

	Par (000’s	)	Value
California (continued)
4.00%, 09/01/23 (c)	$250		$253,724
4.00%, 09/01/23 (c)	230		234,093
4.00%, 09/01/23 (c)	250		254,238
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	750		780,131
City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	6,000		6,145,495
City of Rancho Cordova, Sunridge Anatolia community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	180		180,204
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	840		876,069
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/27 (c)	500		494,473
5.00%, 09/01/27 (c)	155		167,126
5.00%, 09/01/27 (c)	135		145,192
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	200		210,542
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,045		1,085,684
CMFA Special Finance Agency I, Essential Housing, Series A-2 (RB) 4.00%, 04/01/31 (c)	6,000		5,096,188
CMFA Special Finance Agency VII, Essential Housing, Series A-2 (RB) 4.00%, 08/01/31 (c)	2,000		1,592,758
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/31 (c)	7,650		5,803,312
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 02/01/32 (c)	1,000		818,519
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB)
3.00%, 12/01/31 (c)	4,400		3,085,038
4.00%, 02/01/32 (c)	2,500		2,316,177
Compton Public Finance Authority (RB)
4.00%, 09/01/24 (c)	1,000		1,008,125
4.50%, 09/01/24 (c)	1,585		1,600,624
County of Los Angeles CA Community Facilities District No 2021-01 (ST) 5.00%, 09/01/29 (c)	1,000		1,045,590
	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-1 (RB) 3.50%, 10/01/31 (c)	$1,000		$815,206
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-2 (RB) 4.00%, 10/01/31 (c)	8,750		7,337,349
CSCDA Community Improvement Authority, City Anaheim, Series A (RB) 5.00%, 01/01/31 (c)	11,800		11,489,524
CSCDA Community Improvement Authority, City of Orange Portfolio, Series A-2 (RB) 3.00%, 03/01/32 (c)	1,000		756,786
CSCDA Community Improvement Authority, Essential Housing Mezzanine Lien, Series B (RB)
4.00%, 04/01/32 (c)	1,000		745,401
4.00%, 05/01/32 (c)	1,500		1,125,045
CSCDA Community Improvement Authority, Essential Housing, Westgate Phase, Series A-2 (RB) 3.12%, 06/01/31 (c)	3,000		2,218,577
CSCDA Community Improvement Authority, Link- Glendale, Series A-2 (RB) 4.00%, 07/01/31 (c)	5,350		4,204,216
CSCDA Community Improvement Authority, Millennium South Bay-Hawthorne, Series A-1 (RB) 3.25%, 07/01/32 (c)	7,000		5,166,369
CSCDA Community Improvement Authority, Moda at Monrovia Station, Series A-2 (RB) 4.00%, 10/01/31 (c)	2,075		1,710,326
CSCDA Community Improvement Authority, Monterey Station Apartments, Series A-1 (RB) 3.00%, 07/01/32 (c)	2,500		1,986,452
CSCDA Community Improvement Authority, Parallel-Anaheim, Series A (RB) 4.00%, 08/01/31 (c)	2,000		1,709,714
CSCDA Community Improvement Authority, Park Crossing Apartments, Series B (RB) 4.00%, 06/01/32 (c)	1,000		757,362

7

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Pasadena Portfolio, Series A-1 (RB) 2.65%, 12/01/31 (c)	$1,990		$1,612,226
CSCDA Community Improvement Authority, Pasadena Portfolio, Series B (RB) 4.00%, 12/01/31 (c)	1,000		810,141
CSCDA Community Improvement Authority, Union South Bay, Series A-1 (RB) 3.10%, 07/01/31 (c)	3,000		2,381,239
CSCDA Community Improvement Authority, Union South Bay, Series A-2 (RB) 4.00%, 07/01/31 (c)	8,200		6,606,029
CSCDA Community Improvement Authority, Vineyard Gardens Apartments, Series B (RB) 4.00%, 04/01/32 (c)	500		385,117
CSCDA Community Improvement Authority, Wood Creek Apartments, Series A-1 (RB) 3.00%, 06/01/32 (c)	1,000		728,752
Dublin Community Facilities District No 2015-1 (ST)
5.00%, 09/01/26 (c)	500		539,776
5.00%, 09/01/26 (c)	500		535,557
5.00%, 09/01/26 (c)	500		533,773
5.00%, 09/01/27 (c)	1,840		1,938,150
5.00%, 09/01/27 (c)	1,150		1,233,000
Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,300		1,363,719
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/27 (c)	1,000		1,053,342
5.00%, 09/01/27 (c)	2,000		2,144,347
5.00%, 09/01/27 (c)	1,100		1,192,279
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
5.75%, 01/15/24 (c)	1,000		1,060,002
6.00%, 01/15/24 (c)	2,860		3,040,554
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
3.95%, 07/15/27 (c)	100		96,927
6.00%, 01/15/24 (c)	1,115		1,185,391
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	475		423,545
	Par (000’s	)	Value
California (continued)
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	$1,000		$1,062,823
Hastings Campus Housing Finance Authority, Series A (RB)
5.00%, 07/01/30 (c)	4,350		4,434,059
5.00%, 07/01/30 (c)	6,665		6,708,003
Hayward Unified School District (GO) (AGM) 4.00%, 08/01/29 (c)	1,740		1,763,515
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250		204,574
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,000		1,045,154
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	405		420,768
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 08/29/22 (c)	46		46,150
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/24 (c)	1,600		1,695,242
MSR Energy Authority, Series A (RB)
6.12%, 11/01/29	485		548,287
6.50%, 11/01/39	1,575		1,994,694
Oakland Unified School District, Alameda County, Series A (GO) (AGM) 5.00%, 08/01/27 (c)	1,500		1,702,429
Ontario California Special Tax, Community Facilities District No. 53 (ST) 4.00%, 09/01/28 (c)	1,375		1,263,006
Ontario International Airport Authority, Series A (RB) (AGM) 4.00%, 05/15/31 (c)	1,400		1,404,564
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/25 (c)	975		984,340
5.25%, 08/15/25 (c)	455		474,647
Palomar Health (RB) 5.00%, 11/01/26 (c)	250		266,153
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125		117,147

8

	Par (000’s	)	Value
California (continued)
Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	$1,000		$1,033,076
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	750		790,332
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST)
5.00%, 09/01/26 (c)	500		530,039
5.00%, 09/01/26 (c)	500		538,864
5.50%, 09/01/22 (c)	3,000		3,070,028
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) (AGM) 5.00%, 09/01/26 (c)	500		533,201
River Islands Public Financing Authority, Improvement Area No. 1, Series B-2 (ST) 5.00%, 09/01/29 (c)	1,000		1,015,949
River Islands Public Financing Authority, Improvement Area No. 1, Series B-2 (ST) (AGM) 5.25%, 09/01/29 (c)	1,000		1,046,678
River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
4.00%, 09/01/26 (c)	1,000		903,579
5.00%, 09/01/26 (c)	750		801,185
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	500		529,631
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/26 (c)	345		362,483
5.00%, 09/01/26 (c)	495		517,015
San Diego County Regional Airport Authority, Series A (RB)
4.00%, 07/01/31 (c)	2,000		2,005,149
5.00%, 07/01/31 (c)	745		813,328
San Diego County Regional Airport Authority, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	5,000		4,915,918
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	300		320,264
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) 5.00%, 01/15/25 (c)	500		539,817
	Par (000’s	)	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	$200		$206,921
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Series A (RB) 4.00%, 01/15/32 (c)	2,000		1,979,232
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/25 ^	1,000		935,760
0.00%, 01/15/32 ^	145		100,771
0.00%, 01/15/36 ^	105		59,776
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
5.00%, 03/01/26 (c)	500		522,378
5.00%, 03/01/26 (c)	500		519,030
Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 08/29/22 (c) ^	6,000		2,785,970
Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,035		1,036,797
Three Rivers Levee Improvement Authority. Community Facilities District Nos. 2006-1 and 2006-2, Series A (ST) 4.00%, 09/01/28 (c)	1,290		1,204,545
Tobacco Securitization Authority of Northern California (RB) 4.00%, 12/01/30 (c)	4,500		4,265,490
Tobacco Securitization Authority of Southern California, Series A (RB) 5.00%, 12/01/29 (c)	3,495		3,651,700
Tobacco Securitization Authority of Southern California, Series B (RB) 4.00%, 12/01/30 (c)	1,205		1,236,757
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/25 (c)	100		103,420
5.00%, 09/01/25 (c)	100		103,893
Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	750		777,340

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) *	$850		$442,000
5.30%, 09/01/22 (c) (d) *	530		275,600
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	445		466,361
			403,488,808
Colorado: 3.5%
Aerotropolis Regional Transportation Authority (RB) 5.00%, 12/01/24 (c)	1,000		998,387
Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
5.00%, 12/01/23 (c)	500		504,224
5.12%, 12/01/23 (c)	750		750,666
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,010		2,102,180
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 08/29/22 (c)	1,000		1,015,722
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/25 (c)	500		494,120
5.00%, 12/01/25 (c)	500		503,747
Broadway Station Metropolitan District No. 3, Series A (GO)
5.00%, 06/01/24 (c)	1,249		1,257,115
5.00%, 06/01/24 (c)	2,500		2,438,703
Canyon Pines Metropolitan District, Colorado Special Improvement District No. 1, Series A (SA) 3.75%, 09/01/26 (c)	1,000		813,224
Centerra Metropolitan District No. 1 (TA)
5.00%, 12/01/22 (c)	500		510,337
5.00%, 12/01/22 (c)	500		504,338
5.00%, 12/01/22 (c)	500		500,600
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,195		5,238,024
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,250		4,304,930
City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,035		1,035,506
	Par (000’s	)	Value
Colorado (continued)
Colorado Crossing Metropolitan District No. 2, Series A-2 (GO) 5.00%, 12/01/25 (c)	$3,000		$2,774,385
Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,000		982,161
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	500		501,319
Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB) 5.00%, 01/01/26 (c)	605		607,939
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
4.00%, 08/01/29 (c)	510		513,351
5.00%, 08/01/29	1,000		1,113,967
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	5		3,918
4.00%, 08/01/29 (c)	7,000		6,798,315
5.00%, 08/01/29 (c)	1,045		1,111,607
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/26 (c)	1,000		1,049,787
Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 08/29/22 (c)	1,160		1,024,224
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB)
5.00%, 12/31/24 (c)	250		254,192
5.00%, 12/31/24 (c)	350		356,190
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/26 (c)	500		463,882
5.75%, 12/01/26 (c)	500		455,254
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
5.62%, 12/01/23 (c)	1,000		1,026,105
5.75%, 12/01/23 (c)	1,500		1,531,395
DIATC Metropolitan District (GO) 5.00%, 09/01/24 (c)	1,000		1,000,267

10

	Par (000’s	)	Value
Colorado (continued)
Dominion Water and Sanitation District (RB)
5.25%, 08/29/22 (c)	$785		$801,943
5.75%, 08/29/22 (c)	3,500		3,574,870
6.00%, 08/29/22 (c)	397		405,582
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/25 (c)	840		811,202
5.25%, 11/01/25 (c)	2,345		2,345,493
5.50%, 11/01/25 (c)	1,865		1,867,569
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,000		1,006,791
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,000		918,794
Johnstown Plaza Metropolitan District, in the Town of Johnstown Larimer County, Colorado (GO) (SAW) 4.25%, 03/01/27 (c)	2,000		1,787,613
Kinston Metropolitan District No. 5, Series A (GO) 5.12%, 12/01/25 (c)	2,000		1,885,163
North Range Metropolitan District No. 3 (GO) 5.00%, 12/01/25 (c)	2,000		2,018,095
Painted Prairie Public Improvement Authority (RB)
5.00%, 12/01/24 (c)	1,500		1,502,177
5.00%, 12/01/24 (c)	1,000		1,013,713
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 03/01/26 (c)	540		487,394
Pueblo Urban Renewal Authority, Evraz Project, Series A (TA) 4.75%, 12/01/30 (c)	4,030		3,843,652
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB) 3.62%, 06/01/26 (c)	1,000		782,514
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 10/01/26 (c)	5,750		4,694,835
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series B (RB) 4.00%, 07/15/40	615		619,610
Rocky Mountain Rail Park Metropolitan District, Series A (GO) 5.00%, 03/01/26 (c)	1,000		932,401
	Par (000’s	)	Value
Colorado (continued)
5.00%, 03/01/26 (c)	$6,850		$6,054,989
Siena Lake Metropolitan District, in the Town of Gypsum, Colorado (GO) 4.00%, 09/01/26 (c)	2,175		1,783,661
Southglenn Metropolitan District (GO) 5.00%, 08/29/22 (c)	1,000		998,534
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	1,200		1,201,585
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
4.25%, 12/01/25 (c)	1,000		874,642
5.00%, 12/01/22 (c)	500		503,901
5.00%, 12/01/22 (c)	1,000		1,013,580
5.00%, 12/01/22 (c)	5,000		5,007,297
Transport Metropolitan District No. 3 (GO)
5.00%, 03/01/26 (c)	4,000		3,827,841
5.00%, 03/01/26 (c)	4,200		4,158,644
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/23 (c)	500		510,887
5.38%, 12/01/23 (c)	1,500		1,533,847
5.50%, 12/01/23 (c)	3,500		3,569,893
Verve Metropolitan District No. 1 (GO) 5.00%, 03/01/26 (c)	1,025		1,045,098
Village Metropolitan District (GO) 5.00%, 12/01/25 (c)	1,250		1,272,989
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 09/01/26 (c)	1,000		818,600
4.00%, 09/01/26 (c)	1,000		873,264
4.12%, 09/01/26 (c)	4,980		3,933,588
			114,822,332
Connecticut: 0.7%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 08/09/22 (c)	630		609,328
Connecticut Airport Authority, Ground Transportation Center Project, Series A (RB) (AMBAC) 4.00%, 07/01/29 (c)	2,000		1,868,782
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/26 (c)	2,500		2,513,632
5.00%, 09/01/26 (c)	3,000		3,007,553

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/29 (c)	$2,630		$2,698,958
5.00%, 07/01/29 (c)	1,100		1,135,062
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	3,000		3,042,679
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,000		2,028,306
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/29 (c)	250		216,977
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/29 (c)	250		210,327
Connecticut State Health and Educational Facilities, Nuvance Health, Series A (RB) 4.00%, 07/01/29 (c)	500		487,794
Harbor Point Infrastructure Improvement District (TA) 5.00%, 04/01/27 (c)	4,400		4,615,770
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/26 (c)	500		489,173
			22,924,341
Delaware: 0.2%
County of Kent, Delaware Student Housing and Dinning Facility, State University Project, Series A (RB) 5.00%, 01/01/28 (c)	1,450		1,415,160
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/32 (c)	915		792,985
5.00%, 06/01/26 (c)	250		256,905
5.00%, 06/01/26 (c)	1,000		1,018,056
Delaware River & Bay Authority (RB) 4.00%, 01/01/32 (c)	1,540		1,547,816
Delaware State Economic Development Authority (RB) 5.00%, 06/01/26 (c)	1,100		1,117,539
	Par (000’s	)	Value
Delaware (continued)
Delaware State Economic Development Authority (RB) (AGM) 4.00%, 06/01/32 (c)	$1,015		$863,184
			7,011,645
District of Columbia: 0.9%
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/29 (c)	1,975		2,320,428
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/24 (c)	1,180		1,171,128
5.00%, 07/01/24 (c)	250		252,810
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/30 (c)	2,500		2,538,660
5.00%, 06/01/30 (c)	500		515,316
District of Columbia, Rocketship Education Public Charter School, Series A (RB) 5.00%, 06/01/29 (c)	1,000		1,019,216
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.01%, 10/01/37	11,825		5,804,077
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	5,520		2,939,526
4.00%, 10/01/29 (c)	250		251,763
4.00%, 10/01/29 (c)	7,315		7,116,779
5.00%, 10/01/29 (c)	3,150		3,317,521
6.50%, 10/01/28 (c)	245		283,237
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (SAW) 4.00%, 10/01/29 (c)	1,675		1,584,122
			29,114,583
Florida: 5.4%
Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	300		309,092
Aqua One Community Development District (SA) 5.75%, 05/01/28 (c)	940		961,289
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	295		295,059
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/31 (c)	7,200		7,111,572

12

	Par (000’s	)	Value
Florida (continued)
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 07/15/26 (c)	$250		$252,940
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 07/15/26 (c)	500		502,834
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c)	500		503,704
5.12%, 01/01/29 (c)	500		506,930
5.25%, 01/01/29 (c)	500		502,678
5.38%, 01/01/29 (c)	500		504,696
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
4.38%, 06/15/27	300		301,628
5.25%, 06/15/27 (c)	500		507,754
Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	1,000		300,000
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200		2,115,234
5.25%, 12/01/28 (c)	2,200		2,179,271
5.25%, 12/01/28 (c)	2,000		2,015,910
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB)
5.00%, 01/01/31 (c)	1,850		1,744,143
5.00%, 07/01/30 (c)	2,250		2,125,984
City of Orlando, Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27 (c)	2,500		2,801,599
5.00%, 11/01/27 (c)	3,000		3,372,259
5.00%, 11/01/27 (c)	500		550,956
5.00%, 11/01/27	1,100		1,261,398
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c)	230		228,394
5.00%, 06/01/25 (c)	460		475,642
5.00%, 06/01/25 (c)	300		308,515
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	590		377,600
8.12%, 05/15/24 (c) (d) *	460		294,400
	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Brightline Passenger Rail Project, Series B (RB) 7.38%, 01/01/24 (c)	$15,535		$15,555,658
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/27 (c)	2,225		2,306,133
Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 6.12%, 06/15/27 (c)	1,000		980,530
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/28 (c)	425		408,617
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/28 (c)	1,250		961,773
4.00%, 06/01/28 (c)	1,600		1,357,406
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/24 (c)	1,000		1,033,904
6.00%, 06/15/25 (c)	500		523,649
6.12%, 06/15/25 (c)	685		714,796
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 5.00%, 09/15/27 (c)	1,000		1,008,478
Florida Development Finance Corp., The Mayfl Ower Retirement Community Project, Series A (RB) 5.25%, 06/01/27 (c)	1,000		1,014,022
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/32 (c)	5,000		5,061,055
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	11,000		10,918,920
6.38%, 01/01/26 (c) (p)	15,195		14,896,333
6.50%, 01/01/29 (c) (p)	28,000		27,032,653
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB)
3.00%, 06/01/24 (c)	6,000		5,059,997
5.25%, 08/01/29	1,500		1,518,379

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/29 (c)	$1,500		$1,511,528
5.50%, 11/01/29 (c)	2,450		2,454,587
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 4.00%, 02/01/31 (c)	7,500		7,245,877
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series B (RB) 4.25%, 08/29/22 (c)	3,500		3,442,345
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 08/29/22 (c)	500		500,292
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/29 (c)	1,000		987,275
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB) 5.00%, 11/15/24 (c)	380		390,410
Miami World Center Community Development District (SA)
5.12%, 11/01/27 (c)	750		775,475
5.25%, 11/01/27 (c)	250		256,193
Miami-Dade County Industrial Development Authority (RB) 5.50%, 07/01/29 (c)	1,000		971,839
Miami-Date County, Florida Subordinate Special (RB) 5.00%, 10/01/26 (c)	1,360		1,509,704
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/25 (c)	500		517,231
5.00%, 10/01/25 (c)	500		520,691
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,000		1,029,952
Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 4.25%, 05/01/23 (c)	705		709,405
North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	155		166,022
	Par (000’s	)	Value
Florida (continued)
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/27 (c)	$200		$206,235
5.00%, 08/01/27 (c)	200		203,532
Palm Beach County, Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 2.62%, 06/01/25	550		529,079
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 (c)	2,500		2,386,363
5.00%, 04/01/29 (c)	1,000		994,343
Palm Cost Park Community Development District (SA) 5.70%, 08/29/22 (c)	170		170,143
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	5,000		5,309,828
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.50%, 11/15/26 (c)	500		463,434
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 08/29/22 (c)	2,600		2,472,445
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	195		193,837
3.62%, 05/01/26 (c)	2,340		2,302,489
3.88%, 05/01/26 (c)	2,395		2,272,269
4.25%, 05/01/28 (c)	925		937,527
Village Community Development District No. 12 (SA) (SAW) 4.38%, 05/01/28 (c)	1,160		1,176,160
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	725		685,351
3.38%, 05/01/29 (c)	970		892,070
3.55%, 05/01/29 (c)	2,795		2,525,826
Village Community Development District No. 13 (SA) (SBG) 3.70%, 05/01/29 (c)	4,580		3,909,443
			173,382,984

14

	Par (000’s	)	Value
Georgia: 1.2%
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 02/01/28 (c)	$1,000		$971,246
DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	1,000		796,621
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) 6.25%, 12/01/24 (c)	4,000		3,948,717
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	1,250		1,252,165
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB)
4.00%, 04/01/28 (c)	1,500		1,150,557
4.00%, 04/01/28 (c)	1,000		832,444
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG) 5.00%, 04/01/26 (c)	1,500		1,446,352
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/27 (c)	700		570,531
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/30 (c)	2,050		2,049,376
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/31 (c)	2,250		2,037,827
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		450,809
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
5.75%, 06/15/27 (c)	250		258,762
6.00%, 06/15/27 (c)	1,000		1,033,954
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 11/01/27 (c) (p)	5,500		5,456,546
5.00%, 05/15/49	2,405		2,650,603
	Par (000’s	)	Value
Georgia (continued)
Marietta Development Authority, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27 (c)	$1,000		$1,015,594
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB)
5.00%, 01/01/30 (c)	1,250		1,318,956
5.00%, 07/01/25 (c)	375		384,395
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series B (RB) 5.00%, 07/01/28 (c)	4,500		4,667,997
Paulding County Hospital Authority, WellStar Health System, Inc., Series A (RB) 4.00%, 04/01/32 (c)	1,085		1,100,248
Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,850		3,763,158
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/26 (c)	500		477,594
5.25%, 10/01/26 (c)	500		464,508
			38,098,960
Guam: 0.4%
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c)	600		601,878
5.00%, 11/15/25 (c)	1,100		1,160,307
5.00%, 11/15/25 (c)	500		528,782
5.00%, 11/15/25 (c)	585		614,658
Guam Government, Business Privilege Tax, Series F (RB) 4.00%, 01/01/31 (c)	3,000		2,810,624
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	500		504,649
5.00%, 02/01/30 (c)	500		511,249
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/30	750		822,730
Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	620		653,701
Guam Government, Waterworks Authority, Water and Wastewater System (RB)
5.00%, 07/01/26 (c)	1,375		1,440,506
5.25%, 07/01/23 (c)	550		567,664

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Guam (continued)
Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	$3,205		$3,419,803
Guam Power Authority, Series A (RB)
5.00%, 10/01/22 (c)	345		346,915
5.00%, 10/01/27 (c)	500		531,211
			14,514,677
Hawaii: 0.2%
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 08/29/22 (c)	1,775		1,725,669
State of Hawaii, Department of Budget and Finance, Series A (RB)
6.00%, 07/01/23 (c)	1,000		1,038,049
6.25%, 07/01/23 (c)	1,400		1,421,754
6.62%, 07/01/23 (c)	2,085		2,117,953
			6,303,425
Idaho: 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/26 (c)	450		421,409
5.00%, 09/01/26 (c)	1,135		1,187,357
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/28 (c)	100		89,487
			1,698,253
Illinois: 11.8%
Chicago Board of Education, Series A (GO)
4.00%, 12/01/31 (c)	4,500		4,292,113
4.00%, 12/01/31 (c)	13,750		12,770,780
5.00%, 12/01/22 (c)	13,555		13,565,143
5.00%, 12/01/28 (c)	250		266,809
5.00%, 12/01/29	1,000		1,089,335
5.00%, 12/01/29 (c)	4,000		4,332,440
5.00%, 12/01/30 (c)	1,600		1,689,664
5.00%, 12/01/30 (c)	7,240		7,710,754
5.00%, 12/01/30 (c)	395		423,019
5.00%, 12/01/30 (c)	5,610		5,954,660
5.00%, 12/01/30 (c)	3,575		3,881,364
5.00%, 12/01/30 (c)	100		106,757
5.00%, 12/01/30 (c)	5,950		6,298,228
5.00%, 12/01/30 (c)	7,850		8,281,204
5.00%, 12/01/30 (c)	4,100		4,420,968
5.00%, 12/01/30 (c)	4,300		4,525,973
5.00%, 12/01/31 (c)	5,000		5,270,319
7.00%, 12/01/25 (c)	5,200		5,816,572
7.00%, 12/01/25 (c)	14,210		15,631,166
7.00%, 12/01/27 (c)	2,250		2,568,024
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/23	300		311,688
5.00%, 12/01/25	1,000		1,079,470
	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/28 (c)	$250		$269,896
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		157,326
5.50%, 12/01/26	175		193,570
5.50%, 12/01/30	2,500		2,904,583
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/27	760		645,409
0.01%, 12/01/28	390		317,580
0.01%, 12/01/30	55		41,043
5.50%, 12/01/26	355		385,873
Chicago Board of Education, Series B (GO)
4.00%, 12/01/22 (c)	150		148,469
5.00%, 12/01/22 (c)	3,235		3,238,909
5.00%, 12/01/22 (c)	1,105		1,106,698
5.00%, 12/01/27	1,500		1,616,103
5.00%, 12/01/29 (c)	200		214,898
5.00%, 12/01/30	1,650		1,803,523
5.00%, 12/01/30 (c)	100		106,502
5.00%, 12/01/30 (c)	1,100		1,198,367
6.50%, 12/01/26 (c)	1,100		1,210,114
Chicago Board of Education, Series C (GO)
5.00%, 12/01/23	500		513,018
5.00%, 12/01/27	2,000		2,154,804
5.00%, 12/01/27 (c)	2,625		2,777,673
5.25%, 12/01/24 (c)	3,485		3,555,769
5.25%, 12/01/24 (c)	4,430		4,551,298
6.00%, 12/01/24 (c)	1,160		1,219,173
Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/28 (c)	2,500		2,608,613
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	2,415		2,461,384
Chicago Board of Education, Series G (GO)
5.00%, 12/01/27 (c)	5,000		5,207,360
5.00%, 12/01/27 (c)	1,100		1,163,977
Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	12,080		12,550,375
Chicago Illinois Board of Education Unlimited Tax, Series B (GO)
4.00%, 12/01/31 (c)	5,000		4,869,619
4.00%, 12/01/31 (c)	5,000		4,845,860
4.00%, 12/01/31 (c)	2,380		2,296,235
Chicago Midway International Airport, Series A (RB) 5.00%, 01/01/24 (c)	2,500		2,590,405
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	4,000		4,122,899
Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	400		405,465

16

	Par (000’s	)	Value
Illinois (continued)
Chicago O’Hare International Airport, Series B (RB) 4.00%, 08/29/22 (c)	$1,500		$1,506,213
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.01%, 12/01/23	300		289,424
0.01%, 12/01/25	355		322,567
0.01%, 12/01/29	1,460		1,139,471
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	690		561,872
0.00%, 12/01/29 ^	645		503,396
0.01%, 12/01/24	1,165		1,091,247
0.01%, 12/01/25	1,650		1,499,257
0.01%, 12/01/26	1,630		1,435,533
0.01%, 12/01/27	1,030		874,699
0.01%, 12/01/31	520		370,403
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/26	100		110,351
5.00%, 06/01/29	1,000		1,136,800
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/30 ^	420		320,335
0.01%, 01/01/28	345		286,489
0.01%, 01/01/33	1,985		1,308,518
0.01%, 01/01/34	760		475,662
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	235		246,782
City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,585		1,603,106
City of Chicago, River Point Plaza Redevelopment Project, Series A (CP) 4.83%, 01/16/23 (c)	4,500		4,539,685
City of Chicago, Series A (GO)
5.00%, 01/01/27	200		215,644
5.00%, 01/01/27	1,000		1,078,219
5.00%, 01/01/31 (c)	3,000		3,191,981
5.00%, 01/01/31 (c)	3,000		3,203,507
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		111,935
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		3,022,181
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		131,683
5.00%, 01/01/24	1,110		1,145,274
5.00%, 01/01/25	1,760		1,848,238
5.00%, 01/01/26 (c)	250		265,325
	Par (000’s	)	Value
Illinois (continued)
5.00%, 01/01/26	$380		$405,134
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,020		1,128,822
City of Harvey, Series A (GO)
5.50%, 08/29/22 (c) (d) *	465		372,000
5.62%, 08/29/22 (c) (d) *	3,600		2,880,000
Cook County, Illinois, Series B (GO) 4.00%, 11/15/26	1,200		1,287,060
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/31 (c)	1,000		892,999
Illinois Finance Authority, Admiral Lake Project (RB)
5.00%, 05/15/24 (c)	1,120		1,012,863
5.12%, 05/15/24 (c)	390		342,063
5.25%, 05/15/24 (c)	2,350		1,903,775
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 08/29/22 (c)	35		35,015
Illinois Finance Authority, Charter Schools, Art in Motion Project, Series A (RB) 5.00%, 07/01/31 (c)	1,000		856,159
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
5.00%, 07/01/25 (c)	1,000		922,833
5.00%, 07/01/25 (c)	1,000		874,966
Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4.75%, 05/15/23 (c)	615		618,642
5.12%, 05/15/23 (c)	230		231,489
5.25%, 05/15/23 (c)	750		755,110
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (c)	6,500		4,520,379
5.00%, 02/15/27	3,000		2,157,900
5.12%, 02/15/27 (c)	6,130		4,121,201
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	100		79,072
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	500		526,714
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/26 (c)	1,525		1,482,209
5.00%, 11/01/26 (c)	250		253,164
5.00%, 11/01/26 (c)	2,025		2,009,359
5.00%, 11/01/26 (c)	500		510,319

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	$5,000		$5,206,159
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 08/29/22 (c)	475		475,071
Illinois Finance Authority, Roosevelt University, Series A (RB)
6.00%, 10/01/28 (c)	1,600		1,674,968
6.12%, 10/01/28 (c)	4,500		4,647,147
6.12%, 10/01/28 (c)	8,000		8,300,447
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/25 (c)	5,000		5,166,311
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000		1,040,119
5.00%, 06/15/29 (c)	3,055		3,175,350
5.00%, 06/15/29	1,000		1,043,610
5.00%, 06/15/30	1,000		1,057,898
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/24 (c)	1,000		1,054,661
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		616,051
Illinois State, Series A (GO) 5.00%, 05/01/28 (c)	2,500		2,628,637
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/31 (c) ^	1,175		594,804
0.00%, 12/15/31 (c) ^	1,025		560,115
3.00%, 12/15/24 (c)	2,000		1,996,139
4.00%, 12/15/31 (c)	75		72,757
5.00%, 12/15/27 (c)	3,605		3,722,887
5.50%, 12/15/25 (c)	1,400		1,456,021
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^	590		360,423
0.00%, 06/15/29 ^	840		668,152
0.00%, 06/15/31 ^	125		90,868
0.00%, 06/15/34 ^	190		119,105
0.00%, 06/15/39 ^	115		55,132
0.01%, 12/15/30	475		353,593
0.01%, 06/15/30	745		567,104
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	1,080		895,741
	Par (000’s	)	Value
Illinois (continued)
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	$585		$512,932
Southwestern Illinois Development Authority (RB) 5.35%, 08/29/22 (c)	230		136,777
State of Illinois (GO)
3.50%, 06/01/26 (c)	935		949,279
3.50%, 06/01/26 (c)	175		175,491
4.00%, 01/01/26 (c)	500		510,240
4.00%, 05/01/24	660		681,246
4.00%, 06/01/26 (c)	270		270,097
4.00%, 06/01/26 (c)	220		222,173
4.00%, 06/01/26 (c)	360		361,101
4.00%, 06/01/26 (c)	460		451,704
4.00%, 08/29/22 (c)	150		150,203
4.12%, 11/01/26 (c)	600		615,378
4.12%, 08/29/22 (c)	160		160,188
5.00%, 01/01/26 (c)	1,200		1,241,383
5.00%, 11/01/24	200		211,956
5.00%, 12/01/24	820		870,274
5.00%, 02/01/24 (c)	375		389,170
5.00%, 02/01/24 (c)	350		362,028
5.00%, 02/01/26	2,750		2,974,720
5.00%, 02/01/27	500		547,423
5.00%, 03/01/28	805		888,540
5.00%, 03/01/31 (c)	1,000		1,086,990
5.00%, 04/01/24 (c)	1,470		1,519,360
5.00%, 05/01/24 (c)	175		179,242
5.00%, 05/01/24 (c)	5,035		5,135,925
5.00%, 05/01/24 (c)	1,025		1,065,153
5.00%, 05/01/24 (c)	100		102,344
5.00%, 05/01/24 (c)	275		282,370
5.00%, 05/01/24 (c)	2,005		2,078,363
5.00%, 06/01/26 (c)	800		865,237
5.00%, 06/01/26	125		135,754
5.00%, 06/01/26 (c)	1,040		1,116,740
5.00%, 07/01/23	475		488,328
5.00%, 08/01/22 (c)	1,830		1,830,000
5.25%, 07/01/23 (c)	510		523,657
5.25%, 07/01/23 (c)	550		565,135
5.25%, 07/01/23 (c)	290		297,234
5.50%, 07/01/23 (c)	1,165		1,202,242
5.50%, 07/01/23 (c)	560		574,200
6.00%, 05/01/25	500		547,595
6.00%, 05/01/26	880		985,879
State of Illinois (GO) (AGC)
5.50%, 05/01/30	1,500		1,727,607
5.75%, 05/01/30 (c)	3,710		4,164,870
State of Illinois Sales Tax (RB) 3.00%, 06/15/26 (c)	100		97,261
State of Illinois, Series A (GO)
4.00%, 08/29/22 (c)	100		100,089
5.00%, 10/01/28	500		553,797
5.00%, 12/01/27 (c)	100		106,351
5.00%, 03/01/30	2,740		3,061,392
5.00%, 03/01/31 (c)	775		854,628

18

	Par (000’s	)	Value
Illinois (continued)
5.00%, 04/01/23 (c)	$110		$110,960
5.00%, 05/01/28 (c)	1,000		1,065,576
5.00%, 05/01/28 (c)	270		285,429
5.00%, 05/01/28 (c)	365		385,184
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	8,425		9,160,985
State of Illinois, Series D (GO)
3.25%, 11/01/26	1,755		1,793,467
5.00%, 11/01/23	1,270		1,317,222
5.00%, 11/01/25	1,920		2,068,942
5.00%, 11/01/26	7,715		8,422,344
5.00%, 11/01/27	6,000		6,613,000
5.00%, 11/01/27 (c)	9,700		10,618,277
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	500		487,397
Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	360		350,546
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		73,750
0.00%, 01/01/31 ^	245		184,467
0.00%, 01/01/33 ^	540		370,820
			382,591,966
Indiana: 0.5%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/22 (c)	215		200,485
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	150		153,383
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/27 (c)	4,000		4,157,622
Indiana Finance Authority, Deaconess Health System, Series A (RB) 5.00%, 09/01/26 (c)	1,000		1,121,440
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	1,000		1,028,830
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	3,500		3,317,968
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,479,251
	Par (000’s	)	Value
Indiana (continued)
Valparaiso, Indiana Exempt Facilities, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	$300		$308,832
			15,767,811
Iowa: 0.9%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	1,025		1,025,383
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 11/15/26 (c)	3,365		3,290,444
5.00%, 05/15/27 (c)	2,770		2,722,493
5.00%, 05/15/27 (c)	655		652,435
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 08/29/22 (c)	2,000		1,999,978
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	10,500		11,161,353
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	2,095		2,094,825
5.00%, 10/01/25 (c)	990		998,574
5.00%, 10/01/25 (c)	2,115		2,123,632
Iowa Tobacco Settlement Authority, Series B-1 (RB) 4.00%, 06/01/31 (c)	2,500		2,516,697
			28,585,814
Kansas: 0.4%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	250		257,688
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/28 (c)	2,000		1,738,278
City of Manhattan, Kansas Sales Tax, Downtown Redevelopment Star Project Area (RB) 4.00%, 06/01/25 (c)	1,000		1,022,194
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	250		247,350
Kansas Development Finance Authority, Village Shalom Project, Series A (RB) (AGC) 5.25%, 11/15/23 (c)	1,000		806,612

19

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Kansas (continued)
Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	$810		$782,470
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
5.00%, 09/01/25 (c)	315		301,363
5.75%, 09/01/25 (c)	4,565		4,266,385
6.00%, 09/01/25 (c)	2,125		1,996,600
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	7,500		2,243,131
			13,662,071
Kentucky: 0.6%
Christian County, Jennie Stuart Medical Center (RB)
5.38%, 02/01/26 (c)	1,100		1,159,437
5.50%, 02/01/26 (c)	1,000		1,037,969
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AGM) 5.00%, 12/01/22 (c)	1,600		1,614,105
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26 (c)	250		230,702
5.00%, 05/15/26 (c)	350		340,258
5.00%, 05/15/26 (c)	545		542,278
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/22 (c)	400		394,533
5.50%, 11/15/22 (c)	250		235,595
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	4,365		4,436,499
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		190,890
5.00%, 06/01/27 (c)	990		1,023,626
5.25%, 06/01/27 (c)	750		783,590
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	$500		$517,711
Kentucky Economic Development Finance Authority, Series A-2 (RB) 5.00%, 08/01/29 (c)	1,000		1,058,069
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/23	265		273,933
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB)
5.75%, 07/01/23 (c)	335		346,960
6.00%, 07/01/23 (c)	1,260		1,307,590
Kentucky State Property & Building Commission, Project No. 115 (RB) (BAM) 5.00%, 04/01/27 (c)	2,000		2,221,418
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26 (c)	1,045		1,176,885
			18,892,048
Louisiana: 1.0%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/29 (c)	3,950		4,156,034
5.00%, 12/01/29 (c)	1,750		1,872,445
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM)
4.00%, 12/01/28 (c)	3,235		3,452,768
4.00%, 12/01/28 (c)	3,220		3,414,949
5.00%, 12/01/25	100		108,615
Hospital Service District No. 1 of Parish of Tangipahoa, North Oaks Health System Project (RB) 4.00%, 02/01/31 (c)	2,075		2,022,720
Louisiana Local Government Environmental Facilities and Community Development Authority Student Housing, Provident Group ULM Properties LLC, Series A (RB) 5.00%, 07/01/29 (c)	500		452,229
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/25 (c)	950		902,542

20

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/30 (c)	$2,000		$1,630,798
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	175		143,077
Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,000		1,012,882
Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB) 5.00%, 07/01/29 (c)	500		419,399
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	2,550		2,530,369
Louisiana Local Government Environmental Facilities and Community Development, Series B (RB) 2.50%, 04/01/26 (c)	3,000		2,533,048
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	1,647		16
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *	2,259		22
8.38%, 07/01/24 (c) (d) *	1,389		14
Parish of St James, Nustar Logistics, LP Project (RB)
5.85%, 06/01/25 (p)	750		790,642
6.35%, 06/01/30 (c)	4,000		4,522,976
Parish of St James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 06/01/30 (c)	3,000		3,392,232
			33,357,777
	Par (000’s	)	Value
Maine: 0.2%
Maine Finance Authority, GO Lab Madison, LLC Project (RB) 8.00%, 12/01/36 (c)	$1,000		$829,661
Maine Finance Authority, Solid Disposal Facility, Coastal Resources of Maine LLC Project (RB) 5.38%, 12/15/26 (c) (d) *	4,500		135,000
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/26 (c)	1,270		1,184,554
5.00%, 07/01/26 (c)	1,000		1,037,178
5.00%, 07/01/26 (c)	2,145		2,212,440
Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 08/29/22 (c)	2,000		2,000,452
			7,399,285
Maryland: 1.1%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	500		515,567
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/26 (c)	250		255,649
County of Baltimore, Riderwood Village, Inc. Facility (RB) 4.00%, 01/01/27 (c)	1,000		1,015,830
County of Frederick, Maryland Educational Facilities Project, Mount Saunt Mary’s University, Series A (RB) 5.00%, 09/01/27 (c)	1,000		1,022,898
County of Prince George’s, Chesapeake Lighthouse Chapter School Project, Series A (RB) 7.00%, 11/01/25 (c)	500		528,966
Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	4,100		4,138,258
Howard County, Series A (TA) 4.50%, 02/15/26 (c)	500		482,004
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 08/29/22 (c)	7,785		7,805,439
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
3.75%, 01/01/27 (c)	100		99,333
4.38%, 01/01/27 (c)	470		466,982

21

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
4.50%, 01/01/27 (c)	$530		$519,964
Maryland Economic Development Corp., Port Covington Project (TA)
3.25%, 09/01/30	500		468,379
4.00%, 09/01/30 (c)	6,500		5,738,944
4.00%, 09/01/30 (c)	500		466,808
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Inc., Series A (RB) 5.50%, 01/01/27 (c)	2,000		2,095,398
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/26 (c)	400		369,893
5.00%, 07/01/26 (c)	250		260,698
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
4.00%, 07/01/25 (c)	210		212,642
4.25%, 07/01/25 (c)	145		145,728
5.00%, 07/01/25 (c)	500		515,255
5.00%, 07/01/25 (c)	625		649,002
5.00%, 07/01/25 (c)	1,500		1,526,690
Maryland Health and Higher Educational facilities, Stevenson University, Series A (RB) 4.00%, 06/01/31 (c)	750		696,426
Maryland Stadium Authority Built to Learn Revenue (RB) 4.00%, 06/01/31 (c)	2,700		2,706,852
Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
5.25%, 04/01/27 (c)	1,000		999,013
5.25%, 04/01/27 (c)	1,000		966,390
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 01/01/26 (c)	500		511,359
			35,180,367
Massachusetts: 1.2%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	365		368,684
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/25	1,220		1,320,043
Massachusetts Development Finance Agency, Ascentria Care Alliance Project (RB) 5.00%, 07/01/28 (c)	1,300		1,127,262

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
4.00%, 07/01/25 (c)	$535		$513,858
5.00%, 07/01/25 (c)	3,505		3,644,552
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,000		994,153
Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	500		518,894
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/26 (c)	1,035		1,075,969
Massachusetts Development Finance Agency, Lasell University (RB) 4.00%, 07/01/31 (c)	2,400		2,119,583
Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
5.00%, 07/01/27 (c)	1,000		929,251
5.00%, 07/01/27 (c)	1,900		1,625,674
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/24 (c)	350		332,720
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/25 (c)	500		530,284
5.12%, 11/15/25 (c)	500		528,373
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/22 (c)	1,000		1,039,379
5.00%, 10/01/22 (c)	9,820		10,330,224
5.00%, 10/01/22 (c)	1,400		1,472,896
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	3,500		3,507,929
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AGM) 4.00%, 06/01/30 (c)	5		4,602
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,930		1,938,937
22

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	$2,000		$1,872,178
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00%, 07/01/26 (c)	510		534,107
5.00%, 07/01/26 (c)	190		205,950
Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	1,000		1,086,913
			37,622,415
Michigan: 1.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	290		299,315
City of Detroit, Michigan Unlimited Tax (GO)
5.50%, 04/01/30 (c)	1,300		1,404,998
5.50%, 04/01/30 (c)	250		271,573
City of Detroit, Michigan Unlimited Tax, Series A (GO) 5.00%, 04/01/31 (c)	1,150		1,196,592
Detroit Service Learning Academy, Public School Academy (RB) (AGM Q-SBLF) 4.00%, 07/01/28 (c)	1,000		846,941
Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	500		467,410
Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	425		430,533
Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB) 5.00%, 11/01/24 (c)	500		503,861
Michigan Finance Authority Hospital, McLaren Health Care, Series D-1 (RB) 1.20%, 04/13/28 (p)	2,500		2,294,893
Michigan Finance Authority Hospital, McLaren Health Care, Series D-2 (RB) 1.20%, 04/13/28 (p)	1,500		1,376,936
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
5.25%, 11/15/25 (c)	250		250,128
5.50%, 11/15/25 (c)	300		300,687
	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/23	$110		$112,616
5.00%, 07/01/24 (c)	3,575		3,649,474
5.00%, 07/01/24 (c)	215		220,208
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) (AGM) 5.00%, 07/01/24 (c)	165		171,954
Michigan Finance Authority, Series B-1 (RB) 5.00%, 12/01/30 (c)	3,235		3,355,246
Michigan Finance Authority, Sold Tobacco Receipts, Series A-2 (RB) 5.00%, 12/01/30	10,000		10,759,871
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/24 (c)	795		817,224
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.01%, 12/01/30 (c)	15,500		1,705,338
Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	100		102,049
Michigan Strategic Fund, Evangelical Homes Project (RB)
5.25%, 08/29/22 (c)	2,450		2,450,029
5.50%, 08/29/22 (c)	2,000		1,999,854
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 12/31/28 (c)	600		633,232
5.00%, 12/31/28 (c)	1,250		1,267,317
5.00%, 12/31/28 (c)	700		732,301
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.01%, 08/15/22 (c)	260		30,858
Summit Academy North, Michigan Public School (RB) 4.00%, 11/01/28 (c)	1,000		896,665
			38,548,103
Minnesota: 0.7%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	135		131,515
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	500		492,580
City of Blaine, Crest View Senior Communities Project, Series A (RB) 5.75%, 07/01/25 (c)	1,975		1,610,086

23

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Minnesota (continued)
6.12%, 07/01/25 (c)	$1,055		$793,430
6.12%, 07/01/25 (c)	400		309,067
City of Brooklyn Center, Minnesota Multifamily Housing, Series A (RB) 5.50%, 08/29/22 (c)	1,900		1,287,885
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/25 (c)	250		253,069
5.50%, 07/01/25 (c)	245		246,557
5.75%, 07/01/25 (c)	500		504,365
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/29 (c)	3,000		3,002,696
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/25 (c)	500		512,584
5.50%, 07/01/25 (c)	1,000		1,025,884
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	500		515,717
City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	750		751,551
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	115		111,694
City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 08/10/22 (c)	500		515,380
City of St Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/27 (d) (p) *	2,000		1,800,000
City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00%, 05/01/23 (c)	1,000		1,003,893
City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 5.75%, 09/01/26 (c)	325		339,608
City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	500		482,653
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	3,730		3,752,491
	Par (000’s	)	Value
Minnesota (continued)
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 08/19/22 (c)	$975		$900,379
Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	1,500		1,502,065
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	250		229,574
			22,074,723
Mississippi: 0.2%
Mississippi Business Finance Corp. (RB) 2.38%, 06/01/26 (c)	1,250		901,605
Mississippi Development Bank, Magnolia Regional Health Center Project (RB) 4.00%, 10/01/31 (c)	3,500		3,120,229
Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,000		1,049,163
			5,070,997
Missouri: 1.0%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/26 (c)	410		368,573
4.00%, 08/01/26 (c)	565		557,648
5.00%, 08/01/26 (c)	1,000		1,083,890
5.00%, 08/01/26 (c)	1,000		1,074,363
Cape Girardeau County Industrial Development Authority, Missouri Health Facilities (RB) 3.00%, 03/01/31 (c)	3,750		2,755,169
Cape Girardeau County Industrial Development Authority, Series A (RB) 5.00%, 03/01/27 (c)	1,000		1,076,821
City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	70		68,273
City of Lees Summit (TA) 4.88%, 11/01/27 (c)	2,500		2,357,659
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/25 (c)	500		483,240
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 08/29/22 (c)	40		39,423
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	1,000		997,559

24

	Par (000’s	)	Value
Missouri (continued)
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/26 (c)	$250		$219,203
Health & Educational Facilities Authority of the State of Missouri (RB) 5.00%, 02/01/26 (c)	1,565		1,600,219
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	475		448,497
I-470 Western Gateway Transportation Development District, Series A (RB)
4.50%, 12/01/26 (c)	400		404,962
5.25%, 12/01/26 (c)	1,100		1,123,383
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352		4,434,150
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AGM) 5.00%, 02/01/28 (c)	4,475		3,738,939
Kansas City Missouri, International Airport Terminal Modernization Project, Series B (RB) (AMBAC) 5.00%, 03/01/29 (c)	1,000		1,086,718
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/27 (c)	1,500		1,501,131
5.25%, 05/15/27 (c)	2,380		2,279,248
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/24 (c)	1,550		1,565,750
5.00%, 08/15/25 (c)	2,000		2,006,157
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	860		849,497
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/26 (c)	1,000		873,500
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		490,238
	Par (000’s	)	Value
Missouri (continued)
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	$150		$152,844
			33,637,054
Montana: 0.1%
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Series A (RB) 4.00%, 06/01/31 (c)	1,500		1,509,721
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.12%, 07/01/28 (c)	500		500,329
			2,010,050
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/34	1,000		1,113,965
5.00%, 09/01/36	500		559,592
5.00%, 09/01/42	2,850		3,185,915
			4,859,472
Nevada: 0.4%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/29 (c)	555		510,501
4.00%, 06/01/29 (c)	245		228,361
City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.01%, 07/01/38 (c)	3,000		409,931
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 08/29/22 (c)	1,175		1,155,343
Clark County School District, Series A (GO) 5.00%, 06/15/26	2,000		2,227,729
Clark County School District, Series B (GO) (BAM) 3.00%, 06/15/30 (c)	2,000		1,852,686
Clark County, Nevada Airport System Subordinate Lien, Series A-2 (RB) 5.00%, 07/01/27 (c)	1,050		1,145,696
Clark County, Nevada School District, Series B (GO) (BAM) 3.00%, 06/15/31 (c)	2,000		1,823,059
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	170		174,359
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	625		603,873

25

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Nevada (continued)
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 12/01/28 (c)	$230		$230,069
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 12/01/28 (c)	480		483,180
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/25 (c)	400		406,191
5.00%, 12/15/25 (c)	1,000		1,019,548
5.00%, 12/15/25 (c)	500		503,822
5.12%, 12/15/25 (c)	1,000		1,016,783
			13,791,131
New Hampshire: 0.5%
National Finance Authority, Ascentria Care Alliance Project (RB)
5.00%, 07/01/28 (c)	1,220		1,106,007
5.00%, 07/01/28 (c)	2,000		1,774,473
National Finance Authority, Covanta Project, Series B (RB)
3.75%, 07/02/40 (c) (p)	1,000		888,003
4.62%, 07/01/23 (c)	4,000		3,950,528
National Finance Authority, Resource Recovery, Series A (RB) 3.62%, 07/02/40 (c) (p)	3,665		3,199,380
National Finance Authority, The Vista Project, Series A (RB)
5.62%, 07/01/25 (c)	1,600		1,594,699
5.75%, 07/01/25 (c)	2,750		2,751,204
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) *	1,000		400,000
6.12%, 07/01/24 (c) (d) *	1,500		600,000
6.25%, 07/01/24 (c) (d) *	500		200,000
			16,464,294
New Jersey: 7.0%
Atlantic City, Tax Appeal (GO) 5.00%, 12/01/23 (c)	65		65,388
Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	150		154,491
Casino Reinvestment Development Authority (RB)
5.25%, 11/01/24 (c)	8,450		8,738,942
5.25%, 11/01/24 (c)	1,410		1,461,687
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	1,190		1,246,180
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	$470		$481,478
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/29/22 (c)	3,870		3,912,852
5.25%, 08/29/22 (c)	5,000		5,056,355
5.50%, 06/20/23 (c)	60		61,271
5.62%, 03/05/24 (c)	2,035		2,102,732
5.62%, 03/05/24 (c)	285		294,514
5.75%, 09/15/22 (c)	4,825		4,837,826
New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
5.00%, 12/15/27 (c)	1,130		1,199,941
5.00%, 12/15/27 (c)	500		527,964
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55		52,155
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/24 (c)	655		656,080
5.00%, 01/01/24 (c)	500		499,978
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	2,000		2,033,268
4.00%, 07/01/27 (c)	1,640		1,680,722
5.00%, 07/01/27 (c)	1,890		2,022,133
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		460,937
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,250		1,317,871
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
4.00%, 11/01/25	120		125,515
5.00%, 11/01/24	500		529,219

26

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	$2,000		$2,214,532
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 12/15/26 (c)	725		770,085
5.00%, 12/15/26 (c)	2,185		2,299,000
5.00%, 12/15/26 (c)	305		323,257
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	2,545		2,855,050
5.50%, 12/15/26 (c)	165		190,499
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
4.00%, 06/15/27 (c)	1,000		1,005,361
5.00%, 06/15/27 (c)	780		890,774
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 12/15/28 (c)	7,000		7,450,764
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
5.00%, 08/24/22 (c)	10		10,041
5.00%, 08/24/22 (c)	470		470,746
New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB) 5.00%, 09/01/22 (c)	125		125,182
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 12/15/29 (c)	1,000		1,063,460
5.00%, 12/15/29 (c)	600		649,636
5.00%, 12/15/29 (c)	2,125		2,296,107
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	500		507,948
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	285		290,766
5.00%, 03/01/23 (c)	1,750		1,780,724
5.00%, 03/01/23 (c)	1,565		1,593,242
	Par (000’s	)	Value
New Jersey (continued)
5.00%, 03/01/23 (c)	$1,335		$1,357,793
5.00%, 03/01/23 (c)	15		15,252
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	100		104,735
5.00%, 06/15/24 (c)	920		964,876
5.00%, 06/15/24 (c)	580		615,949
5.00%, 06/15/24 (c)	140		148,677
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/29 (c)	205		199,891
4.00%, 12/15/30 (c)	600		603,252
4.00%, 12/15/30 (c)	2,690		2,724,731
4.00%, 12/15/30 (c)	600		598,876
4.00%, 12/15/30 (c)	1,000		982,181
4.00%, 12/15/30 (c)	2,380		2,385,700
4.00%, 12/15/30 (c)	700		712,418
New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	620		658,428
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	2,500		2,577,753
5.00%, 06/15/24 (c)	875		905,897
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/25 (c)	680		708,904
5.00%, 06/15/25 (c)	1,235		1,289,064
5.00%, 06/15/25 (c)	630		655,357
5.00%, 06/15/25 (c)	765		796,875
5.25%, 06/15/25 (c)	2,565		2,814,067
5.25%, 06/15/25 (c)	1,055		1,157,443
5.25%, 06/15/25 (c)	435		463,928
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.00%, 06/15/24	220		227,476
4.25%, 06/15/25 (c)	885		923,699
4.38%, 06/15/25 (c)	420		437,767
5.00%, 06/15/24	3,080		3,240,797
5.00%, 06/15/25 (c)	105		112,354
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/24 (c)	350		357,907
5.25%, 01/01/24 (c)	1,000		1,034,798
5.38%, 01/01/24 (c)	900		919,207

27

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
5.50%, 01/01/24 (c)	$500		$517,908
New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
4.12%, 07/01/25 (c)	150		139,919
5.00%, 07/01/25 (c)	2,065		2,014,003
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24	1,565		1,646,704
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	330		347,259
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	1,490		1,468,995
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
5.00%, 04/01/28 (c)	500		553,340
5.00%, 04/01/28 (c)	1,000		1,063,690
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB)
4.00%, 07/01/26 (c)	1,895		1,830,736
5.00%, 07/01/26 (c)	2,540		2,607,548
New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 6.00%, 08/29/22 (c)	140		140,282
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	230		210,338
0.00%, 12/15/25 ^	270		246,918
0.00%, 12/15/26 ^	575		509,716
0.00%, 12/15/28 ^	4,440		3,651,123
0.00%, 12/15/33 ^	705		463,362
0.00%, 12/15/34 ^	915		572,690
0.00%, 12/15/38 ^	605		308,264
0.01%, 12/15/29	1,905		1,503,939
0.01%, 12/15/30	3,210		2,427,186
0.01%, 12/15/33	5		3,286
0.01%, 12/15/34	1,265		791,751
0.01%, 12/15/35	535		318,834
4.00%, 12/15/28 (c)	695		724,809
5.00%, 12/15/26	2,850		3,149,075
5.00%, 12/15/28 (c)	2,070		2,275,166
5.00%, 12/15/28 (c)	1,240		1,352,331
5.00%, 12/15/28 (c)	6,400		6,925,120
5.00%, 12/15/28 (c)	1,500		1,617,520
	Par (000’s	)	Value
New Jersey (continued)
5.00%, 12/15/28	$200		$224,770
5.00%, 12/15/29 (c)	385		416,000
5.00%, 06/15/24	1,100		1,157,428
5.00%, 06/15/31 (c)	1,370		1,532,727
5.00%, 06/15/31 (c)	1,600		1,799,347
5.00%, 06/15/31	1,000		1,135,481
5.25%, 12/15/23	100		104,421
5.50%, 12/15/23	205		214,751
New Jersey Transportation Trust Fund Authority, Series AA (RB)
3.75%, 12/15/28 (c)	525		522,128
4.00%, 12/15/30 (c)	1,535		1,563,626
4.00%, 12/15/30 (c)	5,295		5,263,373
4.25%, 06/15/24 (c)	1,045		1,050,004
4.75%, 06/15/25 (c)	4,965		5,094,721
4.75%, 06/15/25 (c)	150		154,434
5.00%, 12/15/30 (c)	2,000		2,139,400
5.00%, 06/15/23 (c)	1,330		1,348,562
5.00%, 06/15/23 (c)	640		650,558
5.00%, 06/15/23 (c)	135		138,361
5.00%, 06/15/23 (c)	200		205,057
5.00%, 06/15/23 (c)	1,115		1,140,398
5.00%, 06/15/24 (c)	1,195		1,229,232
5.00%, 06/15/24 (c)	1,620		1,672,360
5.00%, 06/15/25 (c)	665		686,989
5.00%, 06/15/25 (c)	340		350,982
5.25%, 12/15/28 (c)	5,040		5,464,353
5.25%, 06/15/23 (c)	925		947,329
5.25%, 06/15/23 (c)	130		132,556
5.25%, 06/15/25 (c)	505		526,837
New Jersey Transportation Trust Fund Authority, Series BB (RB)
4.00%, 12/15/31 (c)	1,930		1,918,172
5.00%, 12/15/28 (c)	6,000		6,402,621
5.00%, 12/15/28 (c)	505		564,785
5.00%, 12/15/28 (c)	1,000		1,112,144
5.00%, 06/15/31 (c)	1,500		1,686,888
New Jersey Transportation Trust Fund Authority, Series C (RB)
5.25%, 12/15/24 (c)	2,245		2,364,018
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/24 ^	430		406,757
0.00%, 12/15/25 ^	250		230,154
0.00%, 12/15/28 ^	185		154,051
0.00%, 12/15/35 ^	5,475		3,349,580
0.01%, 12/15/26	1,210		1,081,910
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL)
0.01%, 12/15/31	365		268,810

28

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/24 (c)	$1,620		$1,696,679
5.00%, 12/15/24	960		1,021,454
5.25%, 12/15/23	675		704,840
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		109,975
South Jersey Port Corp., Marine Terminal, Series B (RB)
5.00%, 01/01/28 (c)	2,000		2,069,785
5.00%, 01/01/28 (c)	360		380,688
5.00%, 01/01/28 (c)	750		786,430
5.00%, 01/01/28 (c)	1,000		1,029,549
South Jersey Transportation Authority, Series A (RB) (BAM) 5.00%, 11/01/30 (c)	500		557,311
State of New Jersey, COVID-19 Emergency Bond, Series A (GO) 5.00%, 06/01/28	1,385		1,584,154
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	7,410		7,740,610
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	14,330		14,619,330
			225,091,417
New Mexico: 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	4,480		4,300,649
New York: 9.4%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/33 ^	370		220,549
0.00%, 07/15/47 ^	180		49,035
0.01%, 07/15/32	395		248,042
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	3,500		3,578,323
5.00%, 07/15/26	345		363,552
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/25 (c)	1,120		1,163,261
	Par (000’s	)	Value
New York (continued)
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	$5,610		$5,522,219
5.25%, 12/31/28 (c)	9,700		9,344,769
5.50%, 12/31/28 (c)	4,700		4,395,250
Build NYC Resource Corp., Metropolitan College of New York Project (RB)
5.00%, 11/01/24 (c)	1,560		1,574,726
5.25%, 11/01/24 (c)	250		256,204
Build NYC Resource Corp., New York Law School Project (RB) 5.00%, 01/01/26 (c)	3,000		3,063,600
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/28 (c)	5,200		5,271,887
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/31 (c)	2,000		2,045,913
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	300		291,253
Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,000		1,004,835
City of Albany Capital Resources Corp., College of Saint Rose Project (RB) 4.00%, 07/01/31 (c)	1,000		800,764
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/30 (c)	1,250		1,232,350
County of Suffolk, Series D (GO) (BAM) 4.00%, 10/15/27 (c)	2,120		2,290,407
Dormitory Authority of the State of New York, Montefiore Medical Center, Series A (RB)
4.00%, 08/01/28 (c)	1,000		957,594
4.00%, 08/01/28 (c)	2,000		1,906,196
4.00%, 08/01/28 (c)	2,000		1,925,383
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/30 (c)	1,500		1,555,482
5.00%, 07/01/30 (c)	8,370		8,556,219
5.00%, 07/01/30 (c)	1,000		1,027,579
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	910		938,611

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Dutchess County Local Development Corp., Vassar College Project (RB) 4.00%, 07/01/27 (c)	$1,000		$1,004,035
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 08/29/22 (c)	10,000		10,000,807
5.00%, 08/29/22 (c)	5		5,001
Jefferson County Civic Facility Development Corp. (RB) 4.00%, 11/01/27 (c)	2,320		2,035,918
Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 05/15/30 (c)	1,500		1,596,406
Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/25 (c)	1,000		1,046,158
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB)
3.00%, 12/01/30 (c)	5		3,853
5.00%, 12/01/30 (c)	500		554,948
Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 08/15/22 (c)	2,970		2,966,405
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 08/15/22 (c)	3,905		3,904,884
New Rochelle Industrial Development Agency (RB)
5.25%, 01/01/23 (c) (d) *	1,352		30,411
5.50%, 07/01/19 (c) (d) *	62		1,392
New York City Housing Development Corp., Multi-Family Housing, Series F (RB) 4.50%, 05/15/24 (c)	4,500		4,504,522
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 3.00%, 01/01/31 (c)	2,865		2,375,910
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/26 (c)	500		422,094
5.00%, 08/15/22 (c)	785		770,215
5.00%, 08/15/22 (c)	9,000		8,999,697
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 08/15/22 (c) ^	5		379
New York Counties Tobacco Trust VI, Series A-2B (RB) 5.00%, 06/01/26 (c)	2,000		2,016,566
	Par (000’s	)	Value
New York (continued)
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/24 (c)	$15,775		$15,883,764
5.15%, 11/15/24 (c)	5,710		5,822,956
5.38%, 11/15/24 (c)	3,700		3,777,386
7.25%, 11/15/24 (c)	10,000		10,312,207
New York Liberty Development Corp., 4 World Trade Center Project, Series A (RB) 2.88%, 11/15/31 (c)	1,000		793,249
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,000		6,468,194
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		537,898
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		161,172
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/28 (c)	800		838,894
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	3,500		3,810,991
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 07/01/25 (c)	1,500		1,542,821
New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	1,200		1,193,521
New York State Dormitory Authority, Series A (RB) 5.00%, 01/01/27 (c)	1,370		1,477,665
New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	2,500		2,595,957
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/32 (c)	2,000		2,092,054
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	2,000		1,909,487
5.00%, 08/19/22 (c)	7,350		7,405,647

30

	Par (000’s	)	Value
New York (continued)
5.00%, 08/19/22 (c)	$8,640		$8,705,414
5.25%, 08/01/30 (c)	3,050		3,272,404
5.38%, 08/01/30 (c)	6,250		6,836,636
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	8,665		8,731,993
4.38%, 10/01/30 (c)	7,010		6,894,272
5.00%, 01/01/28 (c)	1,600		1,684,180
5.00%, 01/01/28 (c)	160		167,630
5.00%, 01/01/28 (c)	1,000		1,045,613
5.00%, 10/01/30 (c)	8,650		9,122,581
5.00%, 10/01/30 (c)	8,500		8,857,230
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	7,165		6,773,590
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/24 (c)	1,000		1,006,362
5.00%, 07/01/24 (c)	420		437,723
5.00%, 07/01/24 (c)	230		238,636
5.00%, 07/01/24 (c)	8,130		8,377,829
5.25%, 07/01/24 (c)	2,225		2,299,620
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
5.00%, 12/01/32 (c)	1,290		1,380,033
5.00%, 12/01/32 (c)	1,000		1,066,941
5.00%, 12/01/32 (c)	1,000		1,075,467
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	1,000		978,396
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	5,250		5,251,186
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	355		320,702
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	4,600		4,511,866
	Par (000’s	)	Value
New York (continued)
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.01%, 06/01/31 (c)	$10,515		$1,354,935
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB) 5.00%, 01/01/26 (c)	200		158,299
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/27 (c)	17,535		17,632,021
5.00%, 06/01/27 (c)	7,655		7,660,976
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
4.00%, 09/15/24 (c)	725		683,869
5.00%, 09/15/24 (c)	400		340,012
5.25%, 09/15/24 (c)	180		141,587
5.25%, 09/15/24 (c)	1,000		838,069
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	8,285		8,443,147
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000		929,402
5.00%, 07/01/27 (c)	1,000		907,959
Westchester Tobacco Asset Securitization Corp., Series B (RB) 5.00%, 06/01/27 (c)	1,330		1,400,961
Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,575		4,605,793
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/29 (c)	275		270,225
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/29 (c)	315		318,203
			303,169,229
North Carolina: 0.5%
Greater Asheville Regional Airport Authority, Series A (RB) (AGM) 5.50%, 07/01/32 (c)	1,000		1,138,081

31

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
5.00%, 06/30/25 (c)	$1,430		$1,446,988
5.00%, 06/30/25 (c)	1,000		1,025,282
North Carolina Medical Care Commission Health Care Facilities, Series A (RB) 4.00%, 01/01/30 (c)	205		205,530
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	120		122,501
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/25 (c)	550		550,572
5.00%, 10/01/24 (c)	250		254,968
5.00%, 10/01/24 (c)	250		252,979
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	165		168,846
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM) 5.00%, 07/01/26 (c)	385		383,853
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	465		472,680
North Carolina Turnpike Authority, Triangle Expressway System (RB)
4.00%, 01/01/30 (c)	1,250		1,146,271
5.00%, 01/01/27 (c)	1,000		1,067,261
5.00%, 01/01/30 (c)	1,705		1,787,852
5.00%, 01/01/30 (c)	1,400		1,479,978
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
5.00%, 01/01/29 (c)	100		114,255
5.00%, 01/01/30 (c)	1,250		1,394,017
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	3,000		3,130,879
			16,142,793
North Dakota: 0.4%
City of Grand Forks, Altru Health System (RB) (AGM) 4.00%, 12/01/31 (c)	1,000		974,412
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	615		307,500
7.75%, 09/01/23 (c) (d) *	1,285		642,500
	Par (000’s	)	Value
North Dakota (continued)
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 06/15/26 (c)	$5,500		$3,288,412
County of Ward, North Dakota Health Care Facilities, Series C (RB)
5.00%, 06/01/28 (c)	750		773,025
5.00%, 06/01/28 (c)	3,000		3,207,370
University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series A (CP) (AGM) 3.00%, 06/01/30 (c)	3,290		2,455,299
			11,648,518
Northern Mariana Islands: 0.1%
Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 08/29/22 (c)	4,455		4,120,686
Ohio: 3.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/26 (c)	500		528,111
5.25%, 11/15/26 (c)	3,000		3,143,656
American Municipal Power, Inc., Campus Project, Series A (RB) 5.00%, 02/15/24 (c)	1,585		1,635,060
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	69,610		69,609,840
Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.01%, 06/01/30 (c)	31,000		4,512,112
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	900		942,357
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/25 (c)	3,900		3,407,151
County of Cuyahoga, Ohio Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	1,805		1,901,151
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/27 (c)	340		340,491
5.00%, 02/15/27 (c)	3,010		3,076,269
5.25%, 02/15/27 (c)	1,750		1,824,133

32

	Par (000’s	)	Value
Ohio (continued)
County of Lukas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AGM) 5.25%, 11/15/28 (c)	$4,000		$3,923,538
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/29 (c)	2,250		2,141,037
4.00%, 11/15/29 (c)	3,940		3,811,788
Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 08/29/22 (c)	3,000		3,001,519
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/23 (c)	1,530		1,530,639
5.00%, 02/15/23 (c)	490		490,918
5.00%, 02/15/23 (c)	490		491,993
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/29 (c) (p)	1,500		1,407,288
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	6,565		6,497,623
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 06/01/27 (p)	1,000		1,032,138
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	5,500		5,367,630
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 4.25%, 01/15/28 (c)	500		501,198
Ohio State, Portmouth Gateway Group, LLC Project (RB) 5.00%, 06/30/25 (c)	1,500		1,557,068
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/24 (c)	245		248,544
5.00%, 12/01/24 (c)	250		251,577
5.50%, 12/01/24 (c)	70		71,593
5.75%, 12/01/22 (c)	710		714,656
6.00%, 12/01/22 (c)	570		573,265
	Par (000’s	)	Value
Ohio (continued)
Southern Ohio Port Authority, PureCycle Project, Series A (RB) 7.00%, 12/01/27 (c)	$1,065		$959,713
			125,494,056
Oklahoma: 0.9%
Holdenville Public Works Authority, Series A (RB) 4.38%, 11/01/24 (c)	605		431,541
Holdenville Public Works Authority, Series A (RB) (AGM) 4.30%, 11/01/24 (c)	780		573,535
Norman Regional Hospital Authority (RB)
3.25%, 09/01/29 (c)	340		283,953
4.00%, 09/01/26 (c)	150		145,544
4.00%, 09/01/29 (c)	2,000		1,859,481
5.00%, 09/01/29 (c)	7,155		7,443,557
Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
5.00%, 04/01/23 (d) *	90		76,500
5.00%, 08/29/22 (c)	825		701,250
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/28 (c)	700		700,453
5.25%, 08/15/28 (c)	2,900		2,810,877
5.25%, 08/15/28 (c)	8,000		7,612,015
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/28 (c)	1,435		1,375,285
5.50%, 08/15/28 (c)	1,300		1,274,120
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/25 (c)	375		363,618
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,125		2,209,087
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 06/01/23 (c)	2,100		2,133,117
			29,993,933
Oregon: 0.2%
Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 4.00%, 08/15/30 (c)	1,300		1,300,700
Hospital Facilities Authority of Multnomah County Oregon (RB)
4.00%, 12/01/28 (c)	1,245		1,106,978
4.00%, 12/01/28 (c)	1,955		1,707,814

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Oregon (continued)
Hospital Facilities Authority of Multnomah County Oregon (RB) (AGM)
4.00%, 12/01/28 (c)	$2,000		$1,857,024
4.00%, 12/01/28 (c)	1,000		953,667
Yamhill County Hospital Authority, Friendsview Retirement Community, Series A (RB) 5.00%, 11/15/24 (c)	1,000		930,818
			7,857,001
Pennsylvania: 3.1%
Allegheny County Airport Authority, Series A (RB) (AGM) 4.00%, 01/01/31 (c)	1,000		993,812
Allegheny County Hospital Development Authority, Allegheny Health Network, Series A (RB) 5.00%, 04/01/28 (c)	5,000		5,255,093
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	200		204,535
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 (c)	250		260,596
5.00%, 05/01/27 (c)	2,000		2,055,932
5.00%, 05/01/28 (c)	250		261,676
5.00%, 05/01/28	1,000		1,060,107
5.00%, 05/01/28	785		826,078
5.38%, 05/01/28 (c)	1,000		1,040,211
Berks County Industrial Development Authority, Tower Health Project (RB)
5.00%, 11/01/24	500		490,649
5.00%, 11/01/26	120		115,071
5.00%, 11/01/27 (c)	470		426,799
5.00%, 11/01/27 (c)	1,000		883,058
5.00%, 11/01/27 (c)	110		93,058
Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB) 5.00%, 08/19/22 (c)	1,000		775,072
Berks County Municipal Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	3,425		2,399,363
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/27	1,000		936,157
5.00%, 02/01/30	860		766,519
	Par (000’s	)	Value
Pennsylvania (continued)
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	$6,000		$5,486,818
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	670		593,678
Bucks County Industrial Development Authority Hospital (RB)
4.00%, 07/01/31 (c)	2,500		2,067,857
5.00%, 07/01/31 (c)	1,500		1,488,555
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/24 (c)	1,000		1,040,579
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/27 (c)	430		370,481
Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	440		440,898
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/28 (c)	1,400		1,423,788
5.12%, 03/01/28 (c)	5,287		5,339,111
City of Philadelphia, Series A (GO)
4.00%, 05/01/31 (c)	1,000		1,013,099
5.00%, 08/01/23	1,345		1,387,037
County of Cumberland, Diakon Lutheran Social Ministries (RB)
4.00%, 01/01/25 (c)	185		186,436
4.00%, 01/01/25 (c)	245		258,195
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/26 (c)	1,440		1,500,972
6.00%, 06/01/26 (c)	440		459,634
Cumberland County Municipal Authority (RB) 5.00%, 01/01/25 (c)	3,000		3,024,424
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
5.00%, 10/15/27	500		514,407
6.25%, 10/15/28 (c)	3,200		3,465,714

34

	Par (000’s	)	Value
Pennsylvania (continued)
Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	$315		$315,151
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/26 (c)	395		399,692
Delaware River Port Authority, Port District Project (RB)
5.00%, 01/01/23 (c)	1,080		1,094,108
5.00%, 01/01/23 (c)	840		850,586
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	1,000		1,169,672
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/25 (c)	500		477,743
5.00%, 12/01/25 (c)	215		203,155
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/27 (c)	1,000		1,010,112
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/27 (c)	425		411,998
5.00%, 03/01/27 (c)	425		423,015
5.00%, 03/01/27 (c)	310		304,634
Mercer County, Industrial Development Authority, Thiel College Project (RB) 6.12%, 10/01/25 (c)	810		742,196
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	2,000		2,077,529
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/25 (c)	150		152,446
5.25%, 01/01/25 (c)	870		882,149
5.38%, 01/01/25 (c)	820		829,659
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/25 (c)	300		298,189
5.75%, 07/01/25 (c)	2,000		1,958,897
6.00%, 07/01/25 (c)	590		570,729
	Par (000’s	)	Value
Pennsylvania (continued)
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/26 (c)	$1,000		$1,010,827
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/28 (c) (d) *	3,040		1,155,200
6.75%, 12/01/28 (c) (d) *	6,470		2,458,600
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
4.12%, 06/30/26 (c)	1,685		1,667,742
5.00%, 12/31/23	125		129,496
5.00%, 12/31/24	550		577,746
5.00%, 12/31/25	1,105		1,179,414
5.00%, 06/30/26 (c)	500		516,632
5.00%, 06/30/26 (c)	575		612,341
5.00%, 06/30/26 (c)	1,485		1,594,400
5.00%, 06/30/26 (c)	410		433,492
Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
4.00%, 11/01/22 (c)	425		427,531
5.00%, 11/01/22 (c)	250		252,139
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 11/01/22 (c)	1,915		1,897,125
5.00%, 11/01/22 (c)	1,000		973,008
Pennsylvania Turnpike Commission, Turnpike Subordinate Bonds, Series A (RB) 3.00%, 12/01/30 (c)	1,000		859,629
Pennsylvania Turnpike Commission, Turnpike Subordinate Bonds, Series B (RB) 4.00%, 12/01/31 (c)	1,625		1,602,727
Philadelphia Authority for Industrial Development, Alliance For Progress Chapter School, Inc. Project, Series A (RB) (AGM) 5.00%, 06/15/26 (c)	2,770		2,800,595

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	$1,000		$1,065,920
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/25 (c)	440		447,849
6.50%, 06/01/25 (c)	440		448,693
6.62%, 06/01/25 (c)	415		423,993
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	355		360,684
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	350		350,126
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/28 (c)	1,000		1,000,026
5.00%, 06/15/28 (c)	500		505,544
Philadelphia Authority for Industrial Development, Temple University (RB) 5.00%, 04/01/25 (c)	3,000		3,208,745
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/27 (c)	735		723,133
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/27 (c)	1,000		1,068,139
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/27 (c)	1,240		1,335,952
5.00%, 07/01/27 (c)	220		236,048
School District of Philadelphia (GO) (SAW) 5.00%, 09/01/23	2,500		2,584,820
School District of Philadelphia, Series A (GO) (AGM-CR FGIC ST AID WITHHLDG) 5.00%, 06/01/24	1,010		1,064,865
	Par (000’s	)	Value
Pennsylvania (continued)
Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	$250		$249,049
Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,210		1,211,011
Westmoreland County Industrial Development Authority, Excela Health Project, Series A (RB) 5.00%, 07/01/29	1,450		1,617,974
			101,128,344
Puerto Rico: 5.6%
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	80		27,633
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
4.00%, 07/01/31 (c)	7,365		6,632,074
5.00%, 07/01/30	5,000		5,263,802
6.12%, 07/01/24	105		108,842
Puerto Rico Commonwealth, Series A-1 (GO)
4.00%, 07/01/31 (c)	12,000		10,848,805
4.00%, 07/01/31 (c)	12,010		11,062,995
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c)	8,000		7,677,795
4.00%, 07/01/31 (c)	7,000		6,557,293
4.00%, 07/01/31 (c)	11,500		10,887,066
5.62%, 07/01/27	4,000		4,339,194
5.62%, 07/01/29	3,000		3,320,439
5.75%, 07/01/31	10,399		11,693,747
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.62%, 08/29/22 (c)	100		103,367
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 01/01/23 (c)	20		20,283
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	5,772		5,421,475
4.50%, 07/01/25 (c)	2,000		2,028,131
5.00%, 07/01/28 (c)	24,975		25,254,001
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/28 (c)	6,662		6,716,758

36

	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/28 (c)	$21,399		$21,398,174
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/28 (c)	10,960		10,877,930
4.33%, 07/01/28 (c)	17,508		17,376,898
4.55%, 07/01/28 (c)	5,000		5,041,098
4.78%, 07/01/28 (c)	7,181		7,179,056
			179,836,856
Rhode Island: 0.5%
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB)
5.00%, 09/01/26 (c)	3,750		3,922,510
5.00%, 09/01/26 (c)	500		530,753
5.00%, 09/01/26	100		108,092
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/23	250		255,850
5.00%, 05/15/26 (c)	1,000		1,033,705
5.00%, 05/15/26 (c)	690		717,767
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/25 (c)	1,650		1,697,039
Tobacco Settlement Financing Corp., Series B (RB)
4.50%, 06/01/25 (c)	4,735		4,843,374
5.00%, 06/01/25 (c)	2,000		2,045,384
			15,154,474
South Carolina: 0.4%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/29 (c)	800		801,185
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/24 (c)	500		517,430
5.00%, 11/01/24 (c)	500		528,364
5.00%, 11/01/24 (c)	650		684,545
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 12/15/26 (c)	500		526,132
5.75%, 12/15/26 (c)	500		531,642
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/25 (c)	5,000		4,827,870
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	$1,000		$963,539
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	320		299,194
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	305		302,120
South Carolina Ports Authority (RB) 5.25%, 07/01/25 (c)	1,515		1,652,759
South Carolina Public Service Authority, Series A (RB) (BAM-TCRS) 4.00%, 12/01/30 (c)	1,000		1,006,216
			12,640,996
South Dakota: 0.1%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/26 (c)	500		452,445
5.00%, 11/01/26 (c)	750		733,132
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/31 (c)	1,100		946,961
4.00%, 08/01/31 (c)	1,550		1,371,320
			3,503,858
Tennessee: 0.6%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	740		508,080
Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
5.00%, 12/01/26 (c)	2,000		2,007,856
5.12%, 12/01/26 (c)	1,000		1,002,428
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	310		329,759
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/24 (c)	850		891,003
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/26 (c)	295		290,095
4.00%, 09/01/26 (c)	290		276,557

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee (continued)
5.00%, 04/01/27 (c)	$645		$680,065
Metropolitan Government of Nashville & Davidson County, South Nashville Central Business Improvement District, Series B (SA) 0.00%, 06/01/43 ^	1,000		340,457
Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
5.50%, 10/01/25 (c)	250		251,744
5.75%, 10/01/25 (c)	5,755		5,642,000
5.75%, 10/01/25 (c)	1,595		1,601,355
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	4,200		4,628,328
The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	200		201,838
			18,651,565
Texas: 5.4%
Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 06/01/28 (c)	1,500		1,249,118
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		299,284
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715		734,763
5.00%, 01/01/27 (c)	500		502,571
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB) (AGM) 5.00%, 01/01/23	800		803,920
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/25 (c)	610		619,087
5.00%, 12/01/25 (c)	215		217,139
5.25%, 12/01/25 (c)	700		724,828
	Par (000’s	)	Value
Texas (continued)
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	$5,320		$5,074,894
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/26 (c)	1,850		1,875,084
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,700		2,630,171
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB)
4.00%, 01/01/30 (c)	1,500		1,460,511
4.00%, 01/01/30 (c)	5,690		5,431,513
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	775		816,959
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4.75%, 07/01/24	1,985		2,012,553
5.00%, 07/15/28	1,000		1,039,593
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/29 (c)	1,220		1,110,867
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
4.00%, 07/15/29 (c)	1,645		1,497,683
5.00%, 07/15/25 (c)	650		660,880
5.00%, 07/15/25 (c)	2,600		2,657,205
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	3,140		3,266,390
5.00%, 07/15/28	2,000		2,079,186
City of Houston, Texas Airport System, Series A (RB) 4.00%, 07/01/31 (c)	1,600		1,573,094
City of Justin, Timberbrook Public Improvement District No. 1 Project (SA) 4.00%, 09/01/31 (c)	1,000		885,583

38

	Par (000’s	)	Value
Texas (continued)
City of Liberty, Butler Farms Public Improvement District Project (SA) 4.00%, 09/01/32 (c)	$1,000		$891,569
City of New Braunfels, Utility System (RB) 4.00%, 07/01/28 (c)	5		5,012
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/25 (c)	730		743,487
5.50%, 08/15/25 (c)	610		623,175
Clifton Higher Education Finance Corp., Series D (RB)
5.75%, 08/15/25 (c)	500		516,154
6.00%, 08/15/25 (c)	500		517,844
Conroe Local Government Corp., Conroe Convention Center Hotel, Series A (RB) 4.00%, 10/01/31 (c)	2,035		1,744,801
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	850		853,527
Dallas Fort Worth International Airport, Series B (RB) 4.12%, 11/01/22 (c)	6,800		6,844,281
El Paso County Hospital District (GO) 5.00%, 08/15/23 (c)	4,680		4,770,013
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,265		2,260,518
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/23 ^	675		659,244
0.00%, 11/15/23 ^	250		241,278
0.00%, 11/15/27 ^	590		494,634
0.00%, 11/15/31 (c) ^	120		62,815
0.00%, 11/15/31 (c) ^	145		57,404
0.00%, 11/15/31 (c) ^	170		62,724
0.01%, 11/15/25	495		447,049
0.01%, 11/15/29	1,405		1,076,680
0.01%, 11/15/30	115		84,038
0.01%, 11/15/31 (c)	1,140		392,019
0.01%, 11/15/31 (c)	705		456,396
0.01%, 11/15/31 (c)	350		159,528
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^	100		60,606
0.00%, 11/15/24 (c) ^	335		158,900
Hidalgo County Regional Mobility Authority, Senior Lien Toll and Vehicle Registration Fee, Series A (RB) 0.01%, 12/01/31 (c)	1,000		218,714
	Par (000’s	)	Value
Texas (continued)
Love Field Airport Modernization Corp. (RB) 5.00%, 11/01/22 (c)	$3,000		$3,020,675
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		1,106,641
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/24 (c) (d) *	2,680		2,224,400
5.12%, 02/15/24 (c) (d) *	700		581,000
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 08/19/22 (c)	11,500		11,808,130
Montgomery County Toll Road Authority (RB) 5.00%, 09/15/25 (c)	1,000		1,034,108
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	235		105,750
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	1,595		797,500
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230		205,891
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	225		231,620
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	100		101,857
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
5.38%, 11/15/26 (c)	975		947,005
5.50%, 11/15/26 (c)	750		711,466
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/24	115		97,750
5.00%, 07/01/25 (c)	100		85,000
5.00%, 07/01/25 (c)	440		374,000

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	$200		$194,348
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Series A-1 (RB)
5.00%, 12/01/26 (c)	2,045		1,942,667
5.00%, 12/01/26 (c)	1,000		946,374
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB)
5.25%, 01/01/28 (c)	4,500		4,208,698
5.50%, 01/01/28 (c)	8,045		7,396,374
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/26 (c)	250		206,491
5.00%, 01/01/26 (c)	250		210,385
North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,050		1,079,752
North East Texas Regional Mobility Authority, Series B (RB)
5.00%, 01/01/26 (c)	600		614,120
5.00%, 01/01/26 (c)	400		411,678
North Texas Tollway Authority System, Series B (RB) 4.00%, 01/01/31 (c)	2,000		2,049,727
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	2,825		2,849,085
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) 2.75%, 07/01/23 (c)	1,955		1,506,097
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (BAM) 3.62%, 08/29/22 (c)	2,095		1,843,332
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/26 (c)	400		403,334
5.00%, 08/15/26 (c)	400		398,329
Reagan Hospital District, Series A (GO) 5.12%, 02/01/24 (c)	1,000		1,025,179
	Par (000’s	)	Value
Texas (continued)
San Antonio Education Facilities Corp., University of Incarnate Word Project, Series A (RB) 4.00%, 04/01/31 (c)	$1,000		$927,432
Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 08/29/22 (c) (d) *	9,900		2,475,000
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	125		126,364
Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB) 6.62%, 05/15/27 (c)	3,850		4,076,093
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c) (d) *	535		347,750
Tarrant County Cultural Education Facilities Finance Corp., Trinity Terrace Project, Series A-1 (RB) 5.00%, 10/01/24 (c)	2,090		2,128,085
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/28	925		1,014,360
5.00%, 12/15/29	1,375		1,511,309
5.00%, 12/15/31	1,670		1,843,073
5.00%, 12/15/32	2,120		2,344,163
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
5.00%, 12/31/25 (c)	460		466,867
5.00%, 12/31/25 (c)	250		253,092
5.00%, 12/31/25 (c)	230		234,605
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	3,175		3,181,262
4.00%, 12/31/30 (c)	1,700		1,700,430
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5.00%, 06/30/29 (c)	10,120		10,411,237
6.75%, 09/01/23 (c)	5,000		5,163,645
7.00%, 09/01/23 (c)	515		534,041

40

	Par (000’s	)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
4.00%, 12/31/29 (c)	$500		$496,634
5.00%, 12/31/29 (c)	1,300		1,398,568
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/24 (c)	600		622,510
5.00%, 08/15/24 (c)	7,360		7,595,695
5.00%, 08/15/24 (c)	1,500		1,541,138
5.00%, 08/15/24 (c)	850		879,374
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/25 (c)	1,000		1,001,205
6.25%, 09/01/25 (c)	1,000		1,000,211
6.38%, 09/01/25 (c)	1,000		1,001,211
West Travis County, Public Utility Agency (RB) (BAM) 4.00%, 08/15/27 (c)	1,700		1,718,563
Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	4,980		3,087,600
			173,425,566
Utah: 0.5%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 (SA) 4.00%, 08/01/31 (c)	5,000		4,112,573
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA)
4.50%, 08/01/30 (c)	2,500		2,434,749
5.00%, 08/01/30 (c)	4,000		3,924,622
Military Installation Development Authority, Utah Tax Allocation, Series A-1 (RB) 4.00%, 09/01/26 (c)	1,250		985,773
Salt Lake City, International Airport, Series A (RB) 5.00%, 07/01/31 (c)	760		875,152
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/27 (c)	1,500		1,540,702
5.38%, 06/15/27 (c)	3,195		3,261,229
			17,134,800
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) (FHLMC COLL) 4.00%, 05/01/28 (c)	500		445,834
	Par (000’s	)	Value
Virgin Islands: 0.6%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB)
5.00%, 10/01/32 (c)	$6,750		$7,152,656
5.00%, 10/01/32	2,210		2,379,568
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 08/29/22 (c)	720		726,329
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
4.50%, 10/01/24 (c)	550		473,998
5.00%, 10/01/24 (c)	1,000		981,747
5.00%, 10/01/24 (c)	4,250		4,029,475
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 08/29/22 (c)	1,070		1,047,521
5.00%, 08/29/22 (c)	330		328,267
5.00%, 08/29/22 (c)	65		64,240
5.00%, 08/29/22 (c)	1,170		1,150,070
5.00%, 08/29/22 (c)	170		166,133
			18,500,004
Virginia: 2.1%
Albemarle County, Virginia Economic Development Authority, Series A (RB)
4.62%, 01/01/23 (c)	640		646,925
5.00%, 01/01/23 (c)	4,845		4,905,478
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c) (d) *	250		153,642
Cherry Hill Community Development Authority, Potomac Shores Project (SA)
5.15%, 03/01/25 (c)	200		202,689
5.40%, 03/01/25 (c)	495		501,029
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 11/01/23	1,000		1,034,417
5.00%, 07/01/26 (c)	1,025		1,072,533
5.00%, 07/01/26 (c)	6,000		6,301,478
City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 08/29/22 (c)	380		380,459
City of Hopewell, Sewer System, Series A (RB) 5.00%, 08/29/22 (c)	240		240,506
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/31 (c)	4,670		4,565,567
Farms New Kent Community Development Authority, Series B (SA) 0.00%, 03/01/36 ^	9,500		4,431,398

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia (continued)
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 07/01/30 (c)	$1,500		$1,529,890
5.00%, 07/01/30 (c)	2,800		2,836,395
Hampton Roads Transportation Accountability Commission (RB) 5.00%, 07/01/26	1,395		1,556,578
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Series A (RB)
5.00%, 01/01/24 (c)	1,000		1,019,418
5.25%, 01/01/24 (c)	2,400		2,417,860
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Series A (RB) (BAM) 5.00%, 01/01/24 (c)	3,265		3,245,901
Peninsula Town Center Community Development Authority (RB)
5.00%, 09/01/27 (c)	500		497,936
5.00%, 09/01/27 (c)	2,760		2,708,739
Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	3,500		2,676,286
Roanoke County Economic Development Authority, Series B (RB) 4.62%, 09/01/29 (c) (p)	1,000		863,155
Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	500		390,562
Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	1,000		1,020,865
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	2,300		2,378,895
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO, LLC Project (RB) 3.00%, 01/01/32 (c)	2,000		1,679,663
	Par (000’s	)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/32 (c)	$3,925		$3,722,868
4.00%, 01/01/32 (c)	1,000		972,243
4.00%, 01/01/32 (c)	1,250		1,223,655
4.00%, 01/01/32 (c)	1,000		973,981
5.00%, 01/01/32 (c)	500		558,340
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/32 (c)	2,000		2,134,104
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB) 5.00%, 06/30/27 (c)	3,000		3,108,091
Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/38 (c) (p)	4,000		4,009,199
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		952,616
			66,913,361
Washington: 1.4%
Kalispel Tribe Indians Priority, Series A (RB)
5.00%, 01/01/28 (c)	250		271,118
5.25%, 01/01/28 (c)	250		271,613
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c)	500		519,805
6.00%, 12/01/25 (c)	500		520,600
6.25%, 12/01/25 (c)	250		260,688
Klickitat County Public Hospital District No. 2 (RB) 5.00%, 12/01/27 (c)	1,230		1,117,192
Washington Economic Development Finance Authority, Series A (RB) 5.62%, 12/01/30 (c)	1,500		1,550,733
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	100		98,560
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	205		217,508

42

	Par (000’s	)	Value
Washington (continued)
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/31	$6,700		$6,654,455
Washington State Convention Center Public Facilities District, Series B (RB)
3.00%, 07/01/31 (c)	4,400		3,062,876
3.00%, 07/01/31 (c)	2,500		1,740,271
3.00%, 07/01/31 (c)	3,000		2,223,496
3.00%, 07/01/31 (c)	1,000		900,112
4.00%, 07/01/31 (c)	3,745		3,494,778
4.00%, 07/01/31 (c)	5,945		5,419,738
Washington State Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000		1,027,486
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/24 (c)	2,000		1,937,544
5.00%, 07/01/24 (c)	150		150,469
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/28 (c)	1,000		885,309
Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	125		129,819
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	115		112,054
5.00%, 01/01/25 (c)	825		825,573
5.00%, 01/01/25 (c)	2,495		2,378,568
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 07/01/26 (c)	7,000		6,603,928
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c)	500		478,470
5.00%, 07/01/26 (c)	1,250		1,171,982
			44,024,745
West Virginia: 0.4%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 08/29/22 (c)	140		137,250
4.00%, 08/29/22 (c)	760		729,752
	Par (000’s	)	Value
West Virginia (continued)
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/27 (c)	$700		$530,165
3.25%, 10/01/27 (c)	820		613,197
3.50%, 10/01/27 (c)	1,000		918,234
Monongalia County Commission Excise Tax District, Series A (RB) 4.12%, 06/01/31 (c)	2,500		2,383,748
Ohio County Development Authority, Sports Complex Project (RB) 4.60%, 09/01/28 (c)	2,130		1,859,656
West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 07/01/25 (c) (p)	5,000		5,127,690
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,500		1,504,916
			13,804,608
Wisconsin: 2.5%
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/27 (c)	2,500		2,463,976
Public Finance Authority Health Care Facilities, Appalachian Regional Healthcare System, Series A (RB) 4.00%, 01/01/31 (c)	1,100		1,021,291
Public Finance Authority Hospital, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/31 (c)	3,250		2,892,787
Public Finance Authority, American Preparatory Academy, Series A (RB) 5.38%, 07/15/27 (c)	1,000		1,032,166
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/26 (c)	250		252,970
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/26 (c)	495		497,836
5.12%, 02/01/26 (c)	500		500,870
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/24 (c)	460		451,384
5.00%, 06/15/26 (c)	500		496,593
5.00%, 06/15/26 (c)	500		477,918

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Educational Facilities, Charter Day School, Inc. Project (RB)
5.00%, 12/01/27 (c)	$500		$500,120
5.00%, 12/01/27 (c)	1,390		1,422,232
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,000		887,962
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB)
5.00%, 02/01/32 (c)	3,500		3,659,346
5.75%, 02/01/32 (c)	1,000		1,022,898
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series B (RB) 6.00%, 02/01/32 (c)	1,000		1,037,497
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	85		85,930
Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	2,500		2,543,099
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/27 (c)	415		387,389
5.00%, 03/01/28 (c)	1,250		1,254,777
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c) (d) *	890		469,601
Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB) 6.25%, 01/01/28 (c)	500		307,500
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,000		980,625
Public Finance Authority, McLemore Hotel & Conference Center, Series A (RB) 4.50%, 06/01/28 (c)	4,000		3,150,314
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 5.00%, 06/15/26 (c)	1,250		1,039,914
	Par (000’s	)	Value
Wisconsin (continued)
5.00%, 06/15/26 (c)	$1,000		$897,100
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/26 (c)	455		423,497
5.00%, 09/01/26 (c)	500		440,712
5.00%, 09/01/26 (c)	500		470,931
5.00%, 09/01/26 (c)	500		447,550
Public Finance Authority, Rider University Project, Series A (RB) 4.50%, 01/01/31 (c)	2,920		2,642,280
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/31 (c)	500		409,202
4.00%, 09/01/31 (c)	1,500		1,213,333
4.25%, 07/01/31 (c)	6,890		5,322,335
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,060		838,378
Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	300		313,038
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,265		3,855,997
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/29 (c)	1,950		1,983,924
5.00%, 10/01/29 (c)	2,000		2,055,606
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,000		877,446
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 08/29/22 (c)	7,000		7,037,729
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	1,555		1,454,608
5.00%, 07/01/30 (c)	8,695		8,152,421
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	750		745,423

44

	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/23 (c)	$105		$98,847
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 07/01/23 (c)	850		655,559
Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	1,150		1,156,723
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/26 (c)	1,950		1,966,363
5.00%, 11/01/26 (c)	2,925		2,851,613
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc., (RB) 4.00%, 12/15/29 (c)	260		257,045
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.12%, 02/01/23 (c)	3,950		3,970,685
			79,375,340
Total Municipal Bonds: 97.4% (Cost: $3,364,301,975)			3,148,330,710
Other assets less liabilities: 2.6%			83,995,230
NET ASSETS: 100.0%			$3,232,325,940

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED
PROG	Special District Credit Enhancement Program
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
(d)	Security in default
*	Non-income producing

Summary of Investments by Sector	%of Investments	Value
Airport	2.1%	$67,068,613
ducation	4.1	128,591,117
Health	8.7	274,843,447
Hospitals	10.1	318,374,670
Industrial Development Revenue	12.4	390,828,739
Leasing COPS & Appropriations	9.6	301,369,201
Local GO	9.4	295,788,044
Misc	4.1	127,323,186
Multi-Family Housing	3.8	120,573,415
Pollution Control	0.7	21,658,222
Power	1.6	50,936,232
Refunded	0.8	25,629,561
State GO	5.0	155,624,587
Tax	9.5	299,619,735
Tobacco	6.9	216,559,833
Toll & Turnpike	2.9	92,452,949
Transportation	4.4	137,973,942
Unassigned	0.3	10,745,675
Utilities - Other	2.5	78,603,656
Water & Sewer	1.1	33,765,886
	100.0%	$3,148,330,710
46